MainStay Defensive ETF Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 98.3%
Equity Funds 25.0%
iShares Core MSCI EAFE ETF	7,828	$ 560,563
iShares Core S&P Small-Cap ETF	4,192	445,400
iShares MSCI EAFE Small-Cap ETF	1,365	93,694
iShares Semiconductor ETF (a)	58	27,809
Schwab U.S. Mid-Cap ETF	1,445	107,956
Schwab U.S. Small-Cap ETF	2,409	224,688
SPDR S&P Oil & Gas Exploration & Production ETF (a)	594	63,320
VanEck Gold Miners ETF	3,199	96,706
Vanguard FTSE Europe ETF (a)	2,913	191,675
Vanguard Mega Cap Value ETF	3,592	380,034
Vanguard Mid-Cap ETF	738	173,201
Total Equity Funds (Cost $2,194,186)		2,365,046
Fixed Income Funds 73.3%
Invesco Senior Loan ETF (a)	43,076	946,811
iShares 0-5 Year High Yield Corporate Bond ETF	20,081	896,617
iShares Broad USD High Yield Corporate Bond ETF	9,439	377,654
iShares Broad USD Investment Grade Corporate Bond ETF	16,497	956,826
iShares Core U.S. Aggregate Bond ETF	16,724	1,869,743
Schwab U.S. Aggregate Bond ETF	35,889	1,892,068
Total Fixed Income Funds (Cost $7,120,408)		6,939,719
Total Investment Companies (Cost $9,314,594)		9,304,765
Short-Term Investments 8.8%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	29,892	29,892
Unaffiliated Investment Company 8.5%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	804,738	804,738
Total Short-Term Investments (Cost $834,630)		834,630
Total Investments (Cost $10,149,224)	107.1%	10,139,395
Other Assets, Less Liabilities	(7.1)	(672,877)
Net Assets	100.0%	$ 9,466,518

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $1,228,942; the total market value of collateral held by the Fund was $1,255,457. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $450,719. The Fund received cash collateral with a value of $804,738.
(b)	Current yield as of January 31, 2022.

(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 2,365,046	$ —	$ —	$ 2,365,046
Fixed Income Funds	6,939,719	—	—	6,939,719
Total Investment Companies	9,304,765	—	—	9,304,765
Short-Term Investments
Affiliated Investment Company	29,892	—	—	29,892
Unaffiliated Investment Company	804,738	—	—	804,738
Total Short-Term Investments	834,630	—	—	834,630
Total Investments in Securities	$ 10,139,395	$ —	$ —	$ 10,139,395

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 98.5%
Equity Funds 45.5%
iShares Core MSCI EAFE ETF	48,370	$ 3,463,776
iShares Core S&P Small-Cap ETF	17,576	1,867,450
iShares MSCI EAFE Small-Cap ETF	5,044	346,220
iShares Semiconductor ETF (a)	244	116,991
Schwab U.S. Mid-Cap ETF	11,009	822,482
Schwab U.S. Small-Cap ETF	18,051	1,683,617
SPDR S&P Oil & Gas Exploration & Production ETF (a)	2,168	231,109
VanEck Gold Miners ETF	10,916	329,991
Vanguard FTSE Europe ETF (a)	10,557	694,650
Vanguard Mega Cap ETF	20,178	3,211,329
Vanguard Mega Cap Value ETF	16,389	1,733,956
Vanguard Mid-Cap ETF	5,598	1,313,794
Total Equity Funds (Cost $14,447,901)		15,815,365
Fixed Income Funds 53.0%
Invesco Senior Loan ETF (a)	116,771	2,566,626
iShares 0-5 Year High Yield Corporate Bond ETF (a)	53,758	2,400,295
iShares Broad USD High Yield Corporate Bond ETF (a)	34,130	1,365,541
iShares Broad USD Investment Grade Corporate Bond ETF	41,741	2,420,978
iShares Core U.S. Aggregate Bond ETF	43,354	4,846,977
Schwab U.S. Aggregate Bond ETF (a)	91,805	4,839,960
Total Fixed Income Funds (Cost $18,909,830)		18,440,377
Total Investment Companies (Cost $33,357,731)		34,255,742
Short-Term Investments 15.6%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	252,234	252,234
Unaffiliated Investment Companies 14.9%
BlackRock Liquidity FedFund, 0.025% (b)(c)	500,000	500,000
Goldman Sachs Financial Square Government Fund, 0.026% (b)(c)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	2,656,519	2,656,519
Total Unaffiliated Investment Companies (Cost $5,156,519)		5,156,519
Total Short-Term Investments (Cost $5,408,753)		5,408,753
Total Investments (Cost $38,766,484)	114.1%	39,664,495
Other Assets, Less Liabilities	(14.1)	(4,886,826)
Net Assets	100.0%	$ 34,777,669

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $5,346,213; the total market value of collateral held by the Fund was $5,455,079. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $298,560. The Fund received cash collateral with a value of $5,156,519.
(b)	Current yield as of January 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 15,815,365	$ —	$ —	$ 15,815,365
Fixed Income Funds	18,440,377	—	—	18,440,377
Total Investment Companies	34,255,742	—	—	34,255,742
Short-Term Investments
Affiliated Investment Company	252,234	—	—	252,234
Unaffiliated Investment Companies	5,156,519	—	—	5,156,519
Total Short-Term Investments	5,408,753	—	—	5,408,753
Total Investments in Securities	$ 39,664,495	$ —	$ —	$ 39,664,495

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 98.5%
Equity Funds 65.3%
iShares Core MSCI EAFE ETF	173,506	$ 12,424,765
iShares Core MSCI Emerging Markets ETF	7,563	450,603
iShares Core S&P Small-Cap ETF	44,088	4,684,350
iShares MSCI EAFE Small-Cap ETF (a)	12,999	892,251
iShares Semiconductor ETF (a)	587	281,449
Schwab U.S. Mid-Cap ETF	50,476	3,771,062
Schwab U.S. Small-Cap ETF	45,177	4,213,659
SPDR S&P Oil & Gas Exploration & Production ETF (a)	5,543	590,884
VanEck Gold Miners ETF	28,512	861,918
Vanguard FTSE Europe ETF (a)	26,994	1,776,205
Vanguard Mega Cap ETF	110,277	17,550,584
Vanguard Mega Cap Value ETF	41,454	4,385,833
Vanguard Mid-Cap ETF (a)	25,775	6,049,135
Total Equity Funds (Cost $53,007,516)		57,932,698
Fixed Income Funds 33.2%
Invesco Senior Loan ETF (a)	201,103	4,420,244
iShares 0-5 Year High Yield Corporate Bond ETF	87,934	3,926,253
iShares Broad USD High Yield Corporate Bond ETF	87,064	3,483,431
iShares Broad USD Investment Grade Corporate Bond ETF (a)	61,281	3,554,298
iShares Core U.S. Aggregate Bond ETF	62,917	7,034,120
Schwab U.S. Aggregate Bond ETF (a)	134,475	7,089,522
Total Fixed Income Funds (Cost $30,206,018)		29,507,868
Total Investment Companies (Cost $83,213,534)		87,440,566
Short-Term Investments 8.3%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	718,995	718,995
Unaffiliated Investment Companies 7.5%
Goldman Sachs Financial Square Government Fund, 0.026% (b)(c)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	5,623,402	5,623,402
Total Unaffiliated Investment Companies (Cost $6,623,402)		6,623,402
Total Short-Term Investments (Cost $7,342,397)		7,342,397
Total Investments (Cost $90,555,931)	106.8%	94,782,963
Other Assets, Less Liabilities	(6.8)	(6,006,577)
Net Assets	100.0%	$ 88,776,386

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $9,885,125; the total market value of collateral held by the Fund was $10,104,138. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,480,736. The Fund received cash collateral with a value of $6,623,402.
(b)	Current yield as of January 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 57,932,698	$ —	$ —	$ 57,932,698
Fixed Income Funds	29,507,868	—	—	29,507,868
Total Investment Companies	87,440,566	—	—	87,440,566
Short-Term Investments
Affiliated Investment Company	718,995	—	—	718,995
Unaffiliated Investment Companies	6,623,402	—	—	6,623,402
Total Short-Term Investments	7,342,397	—	—	7,342,397
Total Investments in Securities	$ 94,782,963	$ —	$ —	$ 94,782,963

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 97.9%
Equity Funds 84.2%
iShares Core MSCI EAFE ETF	131,372	$ 9,407,549
iShares Core MSCI Emerging Markets ETF	13,214	787,290
iShares Core S&P Small-Cap ETF	27,811	2,954,919
iShares MSCI EAFE Small-Cap ETF	7,431	510,064
iShares Semiconductor ETF (a)	340	163,020
Schwab U.S. Mid-Cap ETF (a)	44,159	3,299,119
Schwab U.S. Small-Cap ETF (a)	54,428	5,076,499
SPDR S&P Oil & Gas Exploration & Production ETF (a)	3,354	357,536
VanEck Gold Miners ETF	17,321	523,614
Vanguard FTSE Europe ETF (a)	15,701	1,033,126
Vanguard Mega Cap ETF	83,185	13,238,893
Vanguard Mega Cap Value ETF	24,752	2,618,762
Vanguard Mid-Cap ETF (a)	22,518	5,284,749
Total Equity Funds (Cost $41,821,404)		45,255,140
Fixed Income Funds 13.7%
Invesco Senior Loan ETF (a)	121,847	2,678,197
iShares 0-5 Year High Yield Corporate Bond ETF	53,761	2,400,428
iShares Broad USD High Yield Corporate Bond ETF (a)	52,822	2,113,408
iShares Broad USD Investment Grade Corporate Bond ETF	643	37,294
iShares Core U.S. Aggregate Bond ETF	435	48,633
Schwab U.S. Aggregate Bond ETF (a)	1,451	76,497
Total Fixed Income Funds (Cost $7,459,281)		7,354,457
Total Investment Companies (Cost $49,280,685)		52,609,597
Short-Term Investments 14.5%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	193,690	193,690
Unaffiliated Investment Companies 14.1%
BlackRock Liquidity FedFund, 0.025% (b)(c)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	2,584,872	2,584,872
Total Unaffiliated Investment Companies (Cost $7,584,872)		7,584,872
Total Short-Term Investments (Cost $7,778,562)		7,778,562
Total Investments (Cost $57,059,247)	112.4%	60,388,159
Other Assets, Less Liabilities	(12.4)	(6,679,597)
Net Assets	100.0%	$ 53,708,562

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $8,071,881; the total market value of collateral held by the Fund was $8,254,357. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $669,485. The Fund received cash collateral with a value of $7,584,872.
(b)	Current yield as of January 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 45,255,140	$ —	$ —	$ 45,255,140
Fixed Income Funds	7,354,457	—	—	7,354,457
Total Investment Companies	52,609,597	—	—	52,609,597
Short-Term Investments
Affiliated Investment Company	193,690	—	—	193,690
Unaffiliated Investment Companies	7,584,872	—	—	7,584,872
Total Short-Term Investments	7,778,562	—	—	7,778,562
Total Investments in Securities	$ 60,388,159	$ —	$ —	$ 60,388,159

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Investment Companies 99.3%
Equity Funds 99.3%
iShares Core MSCI EAFE ETF	116,827	$ 8,365,981
iShares Core MSCI Emerging Markets ETF	19,653	1,170,926
iShares Core S&P Small-Cap ETF	10,332	1,097,775
iShares MSCI EAFE Small-Cap ETF	5,526	379,305
iShares Semiconductor ETF (a)	253	121,306
Schwab U.S. Mid-Cap ETF	32,328	2,415,225
Schwab U.S. Small-Cap ETF	59,603	5,559,172
SPDR S&P Oil & Gas Exploration & Production ETF (a)	2,495	265,967
VanEck Gold Miners ETF	3,112	94,076
Vanguard FTSE Europe ETF (a)	11,708	770,386
Vanguard Mega Cap ETF	81,892	13,033,112
Vanguard Mega Cap Value ETF	18,409	1,947,672
Vanguard Mid-Cap ETF	16,502	3,872,854
Total Investment Companies (Cost $36,572,225)		39,093,757
Short-Term Investments 3.5%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	220,719	220,719
Unaffiliated Investment Company 2.9%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	1,148,685	1,148,685
Total Short-Term Investments (Cost $1,369,404)		1,369,404
Total Investments (Cost $37,941,629)	102.8%	40,463,161
Other Assets, Less Liabilities	(2.8)	(1,111,856)
Net Assets	100.0%	$ 39,351,305

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $1,125,630. The Fund received cash collateral with a value of $1,148,685.
(b)	Current yield as of January 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 39,093,757	$ —	$ —	$ 39,093,757
Short-Term Investments
Affiliated Investment Company	220,719	—	—	220,719
Unaffiliated Investment Company	1,148,685	—	—	1,148,685
Total Short-Term Investments	1,369,404	—	—	1,369,404
Total Investments in Securities	$ 40,463,161	$ —	$ —	$ 40,463,161

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay ESG Multi-Asset Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 6.7%
Equity Funds 6.7%
IQ Candriam ESG International Equity ETF	11,765	$ 338,060
IQ Candriam ESG U.S. Equity ETF	9,908	387,118
Total Affiliated Investment Companies (Cost $723,039)		725,178
Unaffiliated Investment Companies 91.1%
Equity Funds 84.0%
iShares ESG Advanced MSCI EAFE ETF	313	20,208
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	14,038	355,582
iShares ESG Aware MSCI EM ETF	1,105	44,089
iShares ESG Aware MSCI USA Small-Cap ETF	5,549	206,645
iShares ESG Aware US Aggregate Bond ETF	17,317	931,481
iShares ESG Aware USD Corporate Bond ETF	17,375	459,569
iShares ESG MSCI EM Leaders ETF	163	9,474
iShares ESG Screened S&P 500 ETF	41,815	1,445,545
iShares Trust iShares ESG Advanced High Yield	19,136	958,331
iShares Trust iShares ESG Aware MSCI EAFE ETF	18,786	1,436,002
Nuveen ESG High Yield Corporate Bond ETF	10,249	243,004
Nuveen ESG Large-Cap Value ETF	16,917	636,248
Nuveen ESG Mid-Cap Growth ETF	11,013	475,431
Nuveen ESG Mid-Cap Value ETF	20,004	714,743
Nuveen ESG Small-Cap ETF	22,213	865,863
SPDR S&P 500 ESG ETF	6,776	291,663
Total Equity Funds (Cost $9,387,699)		9,093,878
Fixed Income Fund 7.1%
Nuveen ESG US Aggregate Bond ETF	30,665	771,225
Total Fixed Income Fund (Cost $790,744)		771,225
Total Unaffiliated Investment Companies (Cost $10,178,443)		9,865,103
Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 0.01% (a)	84,242	84,242
Total Short-Term Investment (Cost $84,242)	0.8%	84,242
Total Investments (Cost $10,985,724)	98.6%	10,674,523
Other Assets, Less Liabilities	1.4	146,883
Net Assets	100.0%	$10,821,406

10

MainStay ESG Multi-Asset Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of January 31, 2022.

The following abbreviations are used in the preceding pages:
ETF—Exchange-Traded Fund
EAFE—Europe, Australasia and Far East
MSCI—Morgan Stanley Capital International
USD—United States Dollar
EM—Emerging Markets
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 725,178	$ —	$ —	$ 725,178
Unaffiliated Investment Companies
Equity Funds	9,093,878	—	—	9,093,878
Fixed Income Fund	771,225	—	—	771,225
Total Unaffiliated Investment Companies	9,865,103	—	—	9,865,103
Short-Term Investment
Affiliated Investment Company	84,242	—	—	84,242
Total Investments in Securities	$10,674,523	$—	$—	$10,674,523

(a)	For a complete listing of investments, see the Portfolio of Investments.
11

MainStay CBRE Global Infrastructure Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.7%
Australia 9.0%
Atlas Arteria Ltd. (Transportation)	6,807,157	$ 31,678,137
Aurizon Holdings Ltd. (Transportation)	3,371,128	8,458,455
NEXTDC Ltd. (Communications) (a)	1,038,948	7,965,903
Transurban Group (Transportation)	4,238,120	37,446,362
		85,548,857
Canada 4.7%
Canadian National Railway Co. (Transportation)	187,691	22,876,110
Pembina Pipeline Corp. (Midstream / Pipelines)	379,000	12,033,544
TC Energy Corp. (Midstream / Pipelines)	182,200	9,408,495
		44,318,149
China 1.4%
Guangdong Investment Ltd. (Utilities)	9,412,253	13,398,818
Denmark 0.6%
Orsted A/S (Utilities)	52,971	5,644,108
France 9.9%
Eiffage SA (Transportation)	201,938	21,180,719
Engie SA (Utilities)	2,175,525	33,331,540
Vinci SA (Transportation)	357,992	39,161,510
		93,673,769
Germany 1.1%
Fraport AG Frankfurt Airport Services Worldwide (Transportation) (a)	153,451	10,344,747
Italy 5.2%
Enel SpA (Utilities)	3,657,921	28,044,221
Infrastrutture Wireless Italiane SpA (Communications)	1,185,062	12,773,989
Terna - Rete Elettrica Nazionale (Utilities)	1,051,839	8,239,558
		49,057,768
Japan 1.2%
Central Japan Railway Co. (Transportation)	23,959	3,172,015
West Japan Railway Co. (Transportation)	199,200	8,369,559
		11,541,574
Mexico 0.7%
Promotora y Operadora de Infraestructura SAB de CV (Transportation)	917,695	6,694,529
New Zealand 0.9%
Infratil Ltd. (Diversified)	1,698,815	8,477,836
Portugal 2.7%
EDP - Energias de Portugal SA (Utilities)	5,001,016	25,673,659

	Shares	Value
Common Stocks
Spain 5.8%
Aena SME SA (Transportation) (a)	92,748	$ 15,053,148
Cellnex Telecom SA (Communications)	695,825	31,731,492
Ferrovial SA (Transportation)	286,881	7,973,820
		54,758,460
United Kingdom 3.2%
National Grid plc (Utilities)	2,046,177	29,896,096
United States 52.3%
AES Corp. (The) (Utilities)	1,178,930	26,148,667
Alliant Energy Corp. (Utilities)	153,400	9,182,524
Ameren Corp. (Utilities)	316,600	28,095,084
American Electric Power Co., Inc. (Utilities)	478,389	43,246,366
American Tower Corp. (Communications)	100,305	25,226,707
Cheniere Energy, Inc. (Midstream / Pipelines)	356,037	39,840,540
CMS Energy Corp. (Utilities)	353,910	22,784,726
Crown Castle International Corp. (Communications)	166,397	30,369,116
Dominion Energy, Inc. (Utilities)	329,100	26,545,206
Exelon Corp. (Utilities)	338,107	19,593,301
FirstEnergy Corp. (Utilities)	581,100	24,382,956
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	5,055	36,447
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	27,942	201,462
NextEra Energy, Inc. (Utilities)	481,180	37,589,782
NiSource, Inc. (Utilities)	283,600	8,275,448
Norfolk Southern Corp. (Transportation)	52,779	14,355,360
Public Service Enterprise Group, Inc. (Utilities)	379,200	25,228,176
Sempra Energy (Utilities)	110,100	15,211,416
Targa Resources Corp. (Midstream / Pipelines)	80,800	4,773,664
Union Pacific Corp. (Transportation)	165,808	40,548,346
WEC Energy Group, Inc. (Utilities)	270,000	26,200,800
Williams Cos., Inc. (The) (Midstream / Pipelines)	866,800	25,951,992
		493,788,086
Total Common Stocks (Cost $885,830,285)		932,816,456
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
United States 1.5%
MainStay U.S. Government Liquidity Fund, 0.01% (e)	14,034,777	14,034,777
Total Short-Term Investment (Cost $14,034,777)		14,034,777
Total Investments (Cost $899,865,062)	100.2%	946,851,233
Other Assets, Less Liabilities	(0.2)	(2,327,326)
Net Assets	100.0%	$ 944,523,907

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2022, the total market value was $237,909, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $237,909, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2022.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 85,548,857	$ —	$ 85,548,857
China	—	13,398,818	—	13,398,818
Denmark	—	5,644,108	—	5,644,108
France	—	93,673,769	—	93,673,769
Germany	—	10,344,747	—	10,344,747
Italy	—	49,057,768	—	49,057,768
Japan	—	11,541,574	—	11,541,574
New Zealand	—	8,477,836	—	8,477,836
Portugal	—	25,673,659	—	25,673,659
Spain	—	54,758,460	—	54,758,460
United Kingdom	—	29,896,096	—	29,896,096
All Other Countries	544,562,855	—	237,909	544,800,764
Total Common Stocks	544,562,855	388,015,692	237,909	932,816,456
Short-Term Investment
Affiliated Investment Company	14,034,777	—	—	14,034,777
Total Investments in Securities	$ 558,597,632	$ 388,015,692	$ 237,909	$ 946,851,233

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.6%
Community Shopping Centers 3.4%
Alexander & Baldwin, Inc.	122,981	$ 2,822,414
Regency Centers Corp.	144,070	10,337,022
Retail Opportunity Investments Corp.	165,900	3,074,127
		16,233,563
Enclosed Mall 6.2%
Simon Property Group, Inc.	199,685	29,393,632
Healthcare Facilities 6.5%
Alexandria Real Estate Equities, Inc.	23,471	4,573,090
Healthcare Realty Trust, Inc.	153,500	4,761,570
Healthcare Trust of America, Inc., Class A	289,578	9,425,764
Ventas, Inc.	182,675	9,685,428
Welltower, Inc.	26,524	2,297,774
		30,743,626
Hotels 4.9%
DiamondRock Hospitality Co. (a)	400,000	3,740,000
Park Hotels & Resorts, Inc. (a)	385,200	7,010,640
Sunstone Hotel Investors, Inc. (a)	563,100	6,368,661
Xenia Hotels & Resorts, Inc. (a)	356,300	6,178,242
		23,297,543
Industrial Properties 12.6%
Duke Realty Corp.	97,846	5,653,542
Prologis, Inc.	274,924	43,113,582
Rexford Industrial Realty, Inc.	142,400	10,419,408
		59,186,532
Net Lease Properties 8.9%
Four Corners Property Trust, Inc.	120,500	3,261,935
LXP Industrial Trust	394,000	5,866,660
National Retail Properties, Inc.	124,600	5,529,748
Realty Income Corp.	240,891	16,720,244
Spirit Realty Capital, Inc.	126,478	6,002,646
STAG Industrial, Inc.	109,610	4,683,635
		42,064,868
Office Buildings 2.7%
Hudson Pacific Properties, Inc.	187,457	4,429,609
Paramount Group, Inc.	332,600	2,890,294
Piedmont Office Realty Trust, Inc., Class A	298,475	5,300,916
		12,620,819
Residential 21.0%
American Campus Communities, Inc.	158,859	8,301,971
Apartment Income REIT Corp.	138,553	7,318,369
AvalonBay Communities, Inc.	58,181	14,209,546
Camden Property Trust	113,151	18,114,344

	Shares	Value
Common Stocks
Residential
Essex Property Trust, Inc.	37,460	$ 12,455,450
Invitation Homes, Inc.	430,184	18,059,124
NexPoint Residential Trust, Inc.	40,393	3,203,165
Sun Communities, Inc.	92,548	17,487,870
		99,149,839
Self Storage Property 11.1%
CubeSmart	417,005	21,158,834
Extra Space Storage, Inc.	111,208	22,040,314
Life Storage, Inc.	66,933	9,032,608
		52,231,756
Technology Datacenters 2.8%
Digital Realty Trust, Inc.	35,900	5,357,357
Equinix, Inc.	10,492	7,605,651
		12,963,008
Technology Towers 16.9%
American Tower Corp.	165,442	41,608,663
Crown Castle International Corp.	208,221	38,002,415
		79,611,078
Timber 2.6%
Weyerhaeuser Co.	304,900	12,327,107
Total Common Stocks (Cost $360,549,120)		469,823,371
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	1,179,513	1,179,513
Total Short-Term Investment (Cost $1,179,513)		1,179,513
Total Investments (Cost $361,728,633)	99.8%	471,002,884
Other Assets, Less Liabilities	0.2	795,812
Net Assets	100.0%	$ 471,798,696

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2022.

Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 469,823,371	$ —	$ —	$ 469,823,371
Short-Term Investment
Affiliated Investment Company	1,179,513	—	—	1,179,513
Total Investments in Securities	$ 471,002,884	$ —	$ —	$ 471,002,884

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Strategic Municipal Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 93.2%
Long-Term Municipal Bonds 90.7%
Alabama 0.3%
Chilton County Health Care Authority, Sales Tax, Chilton County Hospital Project, Revenue Bonds
Series A
5.00%, due 11/1/28	$ 200,000	$ 224,394
Alaska 0.4%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/28	250,000	275,436
Arizona 0.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
5.00%, due 11/1/23	250,000	267,057
5.00%, due 11/1/25	340,000	384,648
		651,705
California 9.4%
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/30	250,000	313,116
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series A
4.00%, due 8/15/40	500,000	579,883
California Municipal Finance Authority, UCR North District Phase I Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/26	500,000	573,745
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	1,000,000	1,190,959
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (a)	250,000	250,835
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41	240,000	254,904
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/26	260,000	280,980
California Statewide Communities Development Authority, CHF-Irvine LLC, Revenue Bonds
Insured: BAM
4.00%, due 5/15/36	290,000	332,570
City of Los Angeles CA, Department of Airports, Revenue Bonds
5.00%, due 5/15/32 (b)	650,000	783,695
City of Vernon CA, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/24	250,000	274,517

	Principal Amount	Value
Long-Term Municipal Bonds
California
Riverside County Community Facilities District , No. 07-2, Special Tax
Insured: AGM
4.00%, due 9/1/40	$ 200,000	$ 229,034
Roseville Joint Union High School District, School Financing Project, Certificate of Participation
Insured: BAM
2.125%, due 6/1/35	425,000	409,120
South Bay Union School District, Unlimited General Obligation
(zero coupon), due 8/1/22	1,000,000	996,242
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	440,000	504,432
		6,974,032
Colorado 2.0%
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
4.00%, due 8/1/23	50,000	52,264
Insured: Moral Obligation State Intercept
4.00%, due 8/1/24	50,000	53,350
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project, Revenue Bonds
4.00%, due 5/1/27	70,000	75,568
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	248,465
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/32	110,000	132,970
Series A-2
5.00%, due 8/1/33	90,000	108,610
Series A-1
5.00%, due 8/1/34	75,000	90,307
Series A-1
5.00%, due 8/1/35	105,000	126,123
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/36	500,000	580,686
		1,468,343
Connecticut 0.6%
University of Connecticut, Revenue Bonds
Series A, Insured: BAM
5.00%, due 1/15/37	385,000	444,507
Florida 6.9%
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Insured: AGM
4.00%, due 7/1/38	250,000	290,709
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	97,788

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Pompano Beach FL, John Knox Village Projet, Revenue Bonds
Series B-2
1.45%, due 1/1/27	$ 250,000	$ 243,250
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/31	350,000	422,776
East Nassau Stewardship District, Special Assessment
2.40%, due 5/1/26	50,000	49,599
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/37	500,000	607,011
Florida Municipal Power Agency, Revenue Bonds
Series A
3.00%, due 10/1/33	100,000	106,430
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	385,000	389,722
Series A-2
3.10%, due 5/1/24	290,000	293,565
Laurel Road Community Development District, Special Assessment
Series A2
3.125%, due 5/1/31	235,000	228,172
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
Series B
4.00%, due 11/15/46	600,000	664,554
Palm Coast Park Community Development District, Spring Lake Tracts 2 and 3, Special Assessment
2.40%, due 5/1/26	100,000	97,610
Pinellas County Industrial Development Authority, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project, Revenue Bonds
5.00%, due 7/1/29	500,000	554,029
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	96,128
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36 (c)	100,000	98,177
State of Florida, Unlimited General Obligation
Series C
4.00%, due 6/1/30	500,000	505,984
Tolomato Community Development District, Special Assessment
Series A, Insured: AGM
4.00%, due 5/1/40 (c)	200,000	224,601
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	50,000	49,839
Watergrass Community Development District II, Special Assessment
2.50%, due 5/1/31	100,000	95,300
		5,115,244

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia 1.8%
Atlanta Urban Redevelopment Agency, BeltLine Special Service District, Revenue Bonds
2.875%, due 7/1/31 (a)	$ 250,000	$ 251,935
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.00%, due 7/1/22	500,000	509,438
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.00%, due 1/1/38	500,000	596,552
		1,357,925
Guam 1.8%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	500,000	529,898
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	385,000	393,671
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	365,000	409,115
		1,332,684
Idaho 1.0%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	412,849
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, due 7/15/33	250,000	316,906
		729,755
Illinois 12.9%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/25	500,000	465,605
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/34	500,000	586,219
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/28	200,000	227,716
Series C
5.00%, due 1/1/34	250,000	284,598
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	519,112
Series B
5.00%, due 1/1/24	500,000	536,115
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
Insured: AGM-CR
5.00%, due 1/1/31	500,000	534,932

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/29	$ 1,000,000	$ 1,222,969
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (a)	250,000	273,908
Illinois Finance Authority, Carle Foundation (The), Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	316,550
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/23	265,000	272,770
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/24 (c)	250,000	257,254
Peoria County Community Unit School District No. 323, Unlimited General Obligation
4.00%, due 4/1/28	250,000	286,101
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL
5.50%, due 7/1/24	160,000	177,103
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/30	500,000	609,975
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/29	555,000	682,740
Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 12/1/34	250,000	305,177
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/33	250,000	285,963
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/24	250,000	274,399
Series A
5.00%, due 12/1/26	500,000	571,700
5.50%, due 5/1/39	500,000	609,205
Village of Mundelein IL, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/39	250,000	280,815
		9,580,926
Indiana 0.6%
Indiana Finance Authority, Revenue Bonds, Second Lien
Insured: BAM
5.00%, due 10/1/35	100,000	128,168
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/29	250,000	303,381
		431,549

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana 2.2%
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/32	$ 920,000	$ 1,064,333
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
4.00%, due 10/1/41	500,000	557,724
		1,622,057
Maryland 0.8%
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
4.00%, due 7/1/34	500,000	572,607
Michigan 2.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	273,658
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/22	215,000	218,125
Insured: AGM
4.00%, due 7/1/23	250,000	260,861
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
4.00%, due 2/1/27	185,000	197,705
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	579,802
Michigan Finance Authority, Public Lighting Authority Local Project, Revenue Bonds
5.00%, due 7/1/31	100,000	105,642
Michigan Mathematics & Science Initiative, Revenue Bonds
4.00%, due 1/1/31	145,000	159,805
Summit Academy North, Michigan Public School Academy, Revenue Bonds
2.25%, due 11/1/26	250,000	242,566
		2,038,164
Minnesota 0.4%
City of Independence MN, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	302,333
Mississippi 1.3%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
5.00%, due 1/1/34	810,000	971,479
Missouri 1.2%
City of St Louis MO, Airport, Revenue Bonds
5.00%, due 7/1/36 (b)	725,000	860,399

	Principal Amount	Value
Long-Term Municipal Bonds
Montana 1.0%
County of Gallatin MT, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/32	$ 300,000	$ 306,307
Series A
4.00%, due 10/15/36	300,000	304,126
Fergus County School District No. 1, Unlimited General Obligation
Insured: BAM
4.00%, due 7/1/36	100,000	117,402
		727,835
Nebraska 1.6%
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (d)	900,000	957,583
Southeast Community College Area, Revenue Bonds
Insured: AGM
4.00%, due 3/15/42	200,000	218,166
		1,175,749
Nevada 0.8%
City of Las Vegas NV, Special Improvement District No. 816, Special Assessment
2.00%, due 6/1/24	150,000	150,714
Henderson Local Improvement Districts, Special Assessment
2.00%, due 9/1/25	175,000	173,979
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43	250,000	293,337
		618,030
New Hampshire 0.7%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	500,000	539,123
New Jersey 2.8%
Atlantic County Improvement Authority (The), Stockton University-Atlantic City Campus Phase II Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/35	200,000	251,712
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds
4.00%, due 7/15/30 (a)	250,000	277,489
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/32	250,000	267,693
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	1,100,000	1,264,519
		2,061,413

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico 1.4%
City of Santa Fe NM, El Castillo Retirement Residences Project, Revenue Bonds
2.25%, due 5/15/24	$ 300,000	$ 300,161
New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Revenue Bonds
Series C
2.25%, due 7/1/23	750,000	750,942
		1,051,103
New York 10.7%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	405,000	441,842
City of Yonkers NY, Limited General Obligation
Series B, Insured: BAM State Aid Withholding
5.00%, due 10/15/23 (c)	300,000	313,818
Hempstead Union Free School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
1.00%, due 7/13/22	250,000	250,253
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	589,651
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A1
5.00%, due 11/15/29	500,000	560,478
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/38	250,000	260,665
Series C
5.00%, due 11/15/42	500,000	519,850
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
4.00%, due 12/1/36	375,000	425,119
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
Series C-1
5.00%, due 2/1/47	305,000	377,703
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	508,327
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	370,000	362,860
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
4.00%, due 2/15/43	250,000	277,011
New York State Dormitory Authority, Revenue Bonds
Series A
3.00%, due 3/15/38	250,000	257,171
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/39	250,000	287,298

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, Revenue Bonds
Series L
5.00%, due 1/1/32	$ 250,000	$ 297,282
New York State Urban Development Corp., Personal Income Tax, General Purpose, Revenue Bonds
Series A
5.00%, due 3/15/36	750,000	930,945
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/27	500,000	579,633
Port Authority of New York & New Jersey, Revenue Bonds
4.00%, due 9/1/43	400,000	444,475
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (d)	250,000	254,449
		7,938,830
North Carolina 0.9%
North Carolina Medical Care Commission, Lutheran Services for the Aging, Revenue Bonds
Series A
3.00%, due 3/1/23	150,000	152,418
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	500,000	536,888
		689,306
North Dakota 0.4%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
4.00%, due 12/1/38	250,000	284,936
Ohio 1.0%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
2.875%, due 2/1/26	250,000	254,152
Ohio Higher Educational Facility Commission, University Circle, Inc. Project, Revenue Bonds, Senior Lien
5.00%, due 1/15/34	150,000	179,639
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series E
5.00%, due 1/15/35	250,000	298,456
		732,247
Pennsylvania 4.6%
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	364,598
5.00%, due 7/1/35	300,000	364,064
City of Philadelphia PA, Airport, Revenue Bonds
Series A
4.00%, due 7/1/35	500,000	572,650
Dauphin County General Authority, Harrisburg University of Science & Technology, Revenue Bonds
4.25%, due 10/15/26 (a)	100,000	105,644

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Forest Hills School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 8/15/22	$ 250,000	$ 255,995
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/37	100,000	106,670
North Pocono School District, Regional Wastewater, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
4.00%, due 9/15/32	500,000	571,397
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/38	250,000	287,298
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	503,927
Warrior Run School District, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 9/1/36	255,000	274,573
		3,406,816
Puerto Rico 2.3%
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A
5.00%, due 6/1/22 (a)	500,000	504,375
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/37 (a)(c)	500,000	613,826
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	50,000	54,400
Series A-1
4.50%, due 7/1/34	500,000	534,558
		1,707,159
Rhode Island 0.9%
Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/36	565,000	679,185
South Carolina 0.4%
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/37	250,000	285,500
Texas 5.9%
Arlington Higher Education Finance Corp., Wayside Schools, Revenue Bonds
Series A
5.00%, due 8/15/23	50,000	52,530
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	438,861

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/34	$ 250,000	$ 273,942
Dallas Fort Worth International Airport, Revenue Bonds
Series B
4.00%, due 11/1/45	250,000	281,451
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/40	250,000	262,226
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 8/15/36	250,000	289,885
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/39	290,000	332,663
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/22	165,000	166,865
4.00%, due 8/15/24	240,000	250,537
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/25	235,000	260,752
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 7/1/52 (c)	650,000	702,716
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	250,000	258,115
5.00%, due 12/15/23	250,000	265,407
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Revenue Bonds, Senior Lien
4.00%, due 6/30/32	500,000	570,410
		4,406,360
U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	102,047
Utah 4.0%
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (a)	500,000	487,926
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/30	100,000	113,833
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/40	250,000	280,230
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/25	135,000	148,938

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/28	$ 200,000	$ 234,842
Insured: UT CSCE
5.00%, due 4/15/29	185,000	220,897
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
4.00%, due 10/15/38	260,000	297,414
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/27	250,000	293,285
Series A
5.00%, due 10/15/28	460,000	536,069
Utah Transit Authority, Revenue Bonds
Series C, Insured: AGM
5.25%, due 6/15/27	300,000	356,829
		2,970,263
Washington 2.9%
Lewis County School District No. 226 Adna, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 12/1/28	390,000	427,759
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
4.00%, due 7/1/37	1,070,000	1,194,359
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (a)	250,000	245,154
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds
2.375%, due 1/1/26 (a)	300,000	299,941
		2,167,213
Wisconsin 1.0%
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (a)	215,000	230,878
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds
Insured: AGM
5.00%, due 2/15/32	400,000	492,839
		723,717
Total Long-Term Municipal Bonds (Cost $66,935,733)		67,220,371
Short-Term Municipal Notes 2.5%
Alabama 0.9%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
0.41%, due 10/1/52 (e)	700,000	696,362

	Principal Amount	Value
Short-Term Municipal Notes
California 0.7%
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
0.20%, due 7/1/37 (e)	$ 500,000	$ 500,140
Washington 0.9%
County of King WA, Sewer, Revenue Bonds, Junior Lien
Series A
0.29%, due 1/1/40 (e)	655,000	655,250
Total Short-Term Municipal Notes (Cost $1,855,000)		1,851,752
Total Investments (Cost $68,790,733)	93.2%	69,072,123
Other Assets, Less Liabilities	6.8	5,020,751
Net Assets	100.0%	$ 74,092,874

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 5 Year Notes	(60)	March 2022	$ (7,226,810)	$ (7,152,188)	$ 74,622
U.S. Treasury 10 Year Notes	(35)	March 2022	(4,514,919)	(4,478,906)	36,013
Net Unrealized Appreciation					$ 110,635

1.	As of January 31, 2022, cash in the amount of $108,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts

GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 67,220,371	$ —	$ 67,220,371
Short-Term Municipal Notes	—	1,851,752	—	1,851,752
Other Financial Instruments
Futures Contracts (b)	110,635	—	—	110,635
Total Other Financial Instruments	110,635	—	—	110,635
Total Investments in Securities and Other Financial Instruments	$ 110,635	$ 69,072,123	$ —	$ 69,182,758

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Term Municipal Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 94.0%
Long-Term Municipal Bonds 75.2%
Alabama 3.0%
Alabama Community College System, Enhancements Fee, Revenue Bonds
Insured: AGM
3.00%, due 9/1/22	$ 170,000	$ 172,428
Insured: AGM
3.00%, due 9/1/23	135,000	139,365
Insured: AGM
4.00%, due 9/1/24	140,000	149,947
Insured: AGM
4.00%, due 9/1/25	175,000	191,197
Insured: AGM
4.00%, due 9/1/26	190,000	211,204
Alabama Community College System, Revenue Bonds
Insured: BAM
3.00%, due 6/1/23	245,000	251,941
Insured: BAM
3.00%, due 6/1/24	100,000	103,897
Alabama Community College System, Wallace State Community College-Hanceville, Revenue Bonds
Insured: BAM
4.00%, due 11/1/26	260,000	287,855
Insured: BAM
4.00%, due 11/1/27	365,000	409,152
Insured: BAM
4.00%, due 11/1/28	260,000	296,048
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series B
1.956%, due 9/1/30	18,500,000	17,997,281
Baldwin County Board of Education, Revenue Bonds
5.00%, due 6/1/22	105,000	106,610
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	125,000	132,347
Insured: BAM
5.00%, due 7/1/24	625,000	682,489
Black Belt Energy Gas District, Revenue Bonds
Series A
4.00%, due 8/1/47 (a)	2,300,000	2,323,645
Black Belt Energy Gas District, Project No. 4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	500,000	543,459
City of Bessemer AL, Limited General Obligation
Series C, Insured: AGM
4.00%, due 2/1/23	425,000	438,456
Series C, Insured: AGM
4.00%, due 2/1/24	445,000	470,076
Series B, Insured: AGM
4.00%, due 2/1/25	240,000	259,331

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
City of Bessemer AL, Limited General Obligation
Series C, Insured: AGM
4.00%, due 2/1/25	$ 295,000	$ 318,761
Series B, Insured: AGM
4.00%, due 2/1/26	460,000	506,404
Series C, Insured: AGM
4.00%, due 2/1/26	305,000	335,768
City of Birmingham AL, Unlimited General Obligation
Series A
5.00%, due 3/1/27	120,000	125,514
Series A
5.00%, due 3/1/27	30,000	31,362
City of Phenix City AL, Water & Sewer, Revenue Bonds
Series A, Insured: BAM
3.00%, due 8/15/22	500,000	505,940
Coosa Valley Water Supply District, Inc., Revenue Bonds
3.00%, due 10/1/22	100,000	101,607
4.00%, due 10/1/24	200,000	214,663
4.00%, due 10/1/25	150,000	164,149
4.00%, due 10/1/26	200,000	223,800
County of Dallas AL, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 5/1/22	150,000	149,647
Series A, Insured: AGM
(zero coupon), due 5/1/23	270,000	264,897
Series B, Insured: AGM
(zero coupon), due 5/1/24	300,000	286,639
Series A, Insured: AGM
(zero coupon), due 5/1/25	270,000	251,230
County of Lowndes AL, Unlimited General Obligation
Series A, Insured: AGM
2.00%, due 2/1/22	300,000	300,000
Series A, Insured: AGM
4.00%, due 2/1/25	540,000	577,396
Greenville Waterworks & Sewer Board, Revenue Bonds
Insured: BAM
4.00%, due 3/1/27	205,000	229,001
Homewood Educational Building Authority, Samford University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/41	4,285,000	4,438,574
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/22	350,000	358,705
4.00%, due 12/1/23	750,000	785,597
4.00%, due 12/1/50 (a)	10,430,000	11,305,600
Montgomery County Public Facilities Authority, Warrants County Facilities Project, Revenue Bonds
5.00%, due 3/1/25	270,000	291,611
Prichard Water Works & Sewer Board, Revenue Bonds
5.00%, due 11/1/22	415,000	426,208

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Alabama Gas Supply District, Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	$ 1,500,000	$ 1,617,098
Southeast Alabama Gas Supply District (The), Project No. 2, Revenue Bonds
Series A
4.00%, due 6/1/22	315,000	318,452
Series A
4.00%, due 6/1/23	255,000	264,864
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 10/1/26	1,400,000	1,538,623
Series A
4.00%, due 10/1/27	2,975,000	3,304,148
Special Care Facilities Financing Authority of the City of Pell City Alabama, Noland Health Services, Inc., Revenue Bonds
Series A
5.00%, due 12/1/22	725,000	750,737
Series A
5.00%, due 12/1/23	715,000	765,454
Series A
5.00%, due 12/1/24	750,000	826,988
Series A
5.00%, due 12/1/25	785,000	889,422
Series A
5.00%, due 12/1/26	1,030,000	1,194,711
University of West Alabama, Revenue Bonds
Insured: AGM
4.00%, due 1/1/23	125,000	128,503
Insured: AGM
4.00%, due 1/1/24	100,000	104,986
Insured: AGM
4.00%, due 1/1/25	150,000	160,412
Insured: AGM
5.00%, due 1/1/26	180,000	202,267
		59,426,466
Alaska 0.6%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
5.00%, due 10/1/22	550,000	565,405
5.00%, due 10/1/23	585,000	621,892
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B1, Class 2
0.50%, due 6/1/31	700,000	673,158
State of Alaska, Unlimited General Obligation
Series A
5.00%, due 8/1/22	500,000	511,366
State of Alaska International Airports System, Revenue Bonds (b)
Series C
5.00%, due 10/1/22	500,000	514,785

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
State of Alaska International Airports System, Revenue Bonds (b)
Series C
5.00%, due 10/1/23	$ 1,600,000	$ 1,707,494
Series C
5.00%, due 10/1/25	1,000,000	1,121,940
Series C
5.00%, due 10/1/26	1,510,000	1,736,300
Series C
5.00%, due 10/1/27	3,030,000	3,560,838
Series C
5.00%, due 10/1/28	1,000,000	1,197,290
		12,210,468
Arizona 0.2%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	1,100,000	1,100,000
City of Chandler AZ, Limited General Obligation
4.00%, due 7/1/25	250,000	267,679
City of Phoenix AZ, Downtown Phoenix Student Housing LLC, Revenue Bonds
5.00%, due 7/1/23	50,000	52,677
County of Pima AZ, Sewer System, Revenue Bonds
Series A
5.00%, due 7/1/22	250,000	254,687
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/22	150,000	152,061
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/22	400,000	407,465
Northern Arizona University, Revenue Bonds
Insured: AGM
5.00%, due 8/1/23	1,000,000	1,059,645
Salt River Project Agricultural Improvement & Power District, Salt River Project, Electric System, Revenue Bonds
5.00%, due 1/1/26	165,000	188,916
Sedona Wastewater Municipal Property Corp., Capital Appreciation, Revenue Bonds
Insured: NATL
(zero coupon), due 7/1/24	500,000	480,023
		3,963,153
Arkansas 0.2%
Alma School District No. 30, Limited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/22	430,000	439,687
Series A, Insured: State Aid Withholding
5.00%, due 8/1/23	450,000	477,604
Series A, Insured: State Aid Withholding
5.00%, due 8/1/25	500,000	564,791

	Principal Amount	Value
Long-Term Municipal Bonds
Arkansas
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM
2.00%, due 10/1/22	$ 300,000	$ 302,656
City of Fort Smith AR, Sales & Use Tax, Revenue Bonds
4.00%, due 5/1/22	835,000	842,305
City of Little Rock AR, Water Reclamation System, Revenue Bonds
4.00%, due 8/1/42	225,000	228,976
City of West Memphis AR, Public Utility System, Revenue Bonds
Insured: BAM
4.00%, due 12/1/25	125,000	136,739
Insured: BAM
4.00%, due 12/1/26	190,000	210,919
County of St Francis AR, Revenue Bonds
Insured: BAM
4.00%, due 8/1/24	915,000	971,885
		4,175,562
California 5.3%
Alameda Unified School District-Alameda County, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	330,000	307,245
Alta Loma School District, Unlimited General Obligation
Series B, Insured: NATL
(zero coupon), due 8/1/25	200,000	189,652
Antelope Valley Union High School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Series C, Insured: NATL
(zero coupon), due 8/1/25	300,000	284,083
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 8/1/25	535,000	583,751
Series B-1
4.00%, due 2/1/26	420,000	461,510
Series B-1
4.00%, due 8/1/26	325,000	360,432
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/22	350,000	353,780
Series A
5.00%, due 6/1/24	450,000	491,042
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 10/1/22	3,000,000	2,985,504
California Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A
5.00%, due 12/1/22	200,000	206,998
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
4.00%, due 9/1/22	300,000	305,739
4.00%, due 9/1/23	310,000	324,224

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, NCROC Paradise Valley Estates Project, Revenue Bonds
Insured: California Mortgage Insurance
2.00%, due 7/1/24	$ 150,000	$ 150,064
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/23	1,770,000	1,855,087
5.00%, due 5/15/24	1,200,000	1,297,686
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/23	1,400,000	1,501,399
5.00%, due 6/30/25	685,000	760,888
California School Finance Authority, Kipp SoCal Public Schools Project, Revenue Bonds (c)
Series A
5.00%, due 7/1/24	100,000	108,101
Series A
5.00%, due 7/1/25	105,000	116,383
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series B
5.00%, due 5/1/24	230,000	249,815
California State Public Works Board, Department of State Hospitals, Revenue Bonds
5.00%, due 6/1/24	200,000	210,864
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	5,670,000	5,591,168
City of Fresno CA, Airport, Revenue Bonds
Series B
5.00%, due 7/1/23 (b)	690,000	727,139
City of Los Angeles CA, Department of Airports, Revenue Bonds (b)
5.00%, due 5/15/22	1,180,000	1,195,232
Series D
5.00%, due 5/15/22	1,000,000	1,012,908
5.00%, due 5/15/24	500,000	543,638
City of Montebello CA, Revenue Bonds
Insured: AGM
2.173%, due 6/1/23	2,000,000	2,016,755
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (b)
5.00%, due 6/1/22	400,000	405,945
Insured: BAM
5.00%, due 6/1/25	925,000	1,032,405
Insured: BAM
5.00%, due 6/1/28	655,000	726,085
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
5.00%, due 6/1/22	275,000	277,737
5.00%, due 6/1/23	325,000	340,923
Series A
5.00%, due 6/1/26	1,375,000	1,561,657
City of Sacramento CA, Airport System, Revenue Bonds
Series E
5.00%, due 7/1/25	260,000	292,053

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Vernon CA, Electric System, Revenue Bonds
Series A
4.00%, due 10/1/22	$ 1,000,000	$ 1,022,548
Series A
5.00%, due 10/1/23	1,550,000	1,652,269
Clovis Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/24	280,000	270,575
Clovis Unified School District, Election 2012, Unlimited General Obligation
Series A
(zero coupon), due 8/1/31	220,000	136,466
Coast Community College District, Unlimited General Obligation
(zero coupon), due 8/1/36	200,000	117,908
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/26	380,000	353,325
Empire Union School District, Community Facilities District No. 1987-1, Special Tax
Insured: AMBAC
(zero coupon), due 10/1/22	155,000	154,068
Fullerton Redevelopment Agency, Tax Allocation
Series A, Insured: BAM
4.00%, due 9/1/24	125,000	133,914
Golden West Schools Financing Authority, Revenue Bonds
Series A, Insured: NATL
5.80%, due 2/1/23	115,000	120,598
Grossmont Union High School District, Election 2004, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/26	1,955,000	1,826,706
Independent Cities Finance Authority, Sales Tax, Revenue Bonds (c)
Insured: AGM
4.00%, due 6/1/22	150,000	151,589
Insured: AGM
4.00%, due 6/1/24	150,000	158,106
Insured: AGM
4.00%, due 6/1/25	510,000	546,826
Insured: AGM
4.00%, due 6/1/26	175,000	190,417
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	6,000,000	5,909,532
La Mirada Redevelopment Agency, La Mirada Merged Project, Tax Allocation
Series A, Insured: NATL
(zero coupon), due 8/15/25	1,000,000	944,242
Lakeside Union School District, Election 2008, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 6/1/43	300,000	83,560
Lakeside Union School District, Unlimited General Obligation
Series C
4.00%, due 8/1/24	220,000	235,978

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power System, Revenue Bonds
Series D
5.00%, due 7/1/22	$ 100,000	$ 101,887
Los Angeles Unified School District, Unlimited General Obligation
Series C
5.00%, due 7/1/23	2,000,000	2,118,130
Madera Unified School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/25	250,000	237,394
Mammoth Unified School District, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/26	280,000	259,070
Manteca Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/25	325,000	307,863
Marysville Joint Unified School District, Energy Effeciency Projects, Green Bond, Certificate of Participation
Insured: BAM
4.00%, due 6/1/23	470,000	489,456
Insured: BAM
4.00%, due 6/1/24	400,000	425,882
Insured: BAM
4.00%, due 6/1/25	455,000	495,099
Insured: BAM
4.00%, due 6/1/26	475,000	526,666
Merced Irrigation District Financing Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/22	250,000	257,529
Merced Union High School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	310,000	128,802
Mount Diablo Unified School District, Capital Appreciation, Election 2010, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/25 (d)	445,000	480,023
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/24 (b)	250,000	268,400
North Coast County Water District, Certificate of Participation
Insured: AGM
4.00%, due 10/1/22	255,000	260,819
Insured: AGM
4.00%, due 10/1/23	135,000	141,823
Insured: AGM
4.00%, due 10/1/24	170,000	182,835
Insured: AGM
4.00%, due 10/1/25	150,000	164,884
Insured: AGM
4.00%, due 10/1/26	200,000	223,800

	Principal Amount	Value
Long-Term Municipal Bonds
California
North Orange County Community College District, Capital, Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/22	$ 200,000	$ 199,525
Oakland Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	250,000	274,564
Ontario International Airport Authority, Revenue Bonds
Insured: AGM
2.634%, due 5/15/23	1,000,000	1,017,920
Pacifica School District, Unlimited General Obligation
Series V, Insured: NATL
(zero coupon), due 8/1/25	1,165,000	1,104,721
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A
5.00%, due 10/1/22	550,000	565,404
Series A
5.00%, due 10/1/23	585,000	621,993
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/24	1,250,000	1,361,469
Port of Oakland, Revenue Bonds, Senior Lien
Series P
5.00%, due 5/1/24 (b)	625,000	632,026
Ripon Redevelopment Agency, Tax Allocation
Insured: BAM
3.00%, due 11/1/25	20,000	21,171
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds
Insured: NATL
(zero coupon), due 6/1/25	2,205,000	2,089,790
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Series A, Insured: BAM
5.00%, due 10/1/25	500,000	566,318
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation
Insured: NATL
(zero coupon), due 12/1/23	2,000,000	1,950,456
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 3/1/23	515,000	537,750
Sacramento City Unified School District, Unlimited General Obligation
Series E
5.00%, due 8/1/23	300,000	316,970
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
1.057%, due 9/1/23	280,000	278,512
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/24 (b)	1,410,000	1,491,635

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego County Regional Airport Authority, Revenue Bonds (b)
Series B
5.00%, due 7/1/26	$ 1,115,000	$ 1,273,949
Series B
5.00%, due 7/1/27	3,000,000	3,494,065
Series B
5.00%, due 7/1/28	3,245,000	3,845,858
San Diego Unified School District, Election 2008, Unlimited General Obligation
Series G
(zero coupon), due 7/1/34	425,000	237,984
San Francisco City & County Airport Commission, Revenue Bonds, Second Series
Series D
5.00%, due 5/1/25 (b)	210,000	234,132
San Francisco City & County Airport Comm-San Francisco International Airport, Airpport Special Facilities, SFO Fuel Co. LLC, Revenue Bonds
5.00%, due 1/1/23 (b)	1,100,000	1,142,870
San Joaquin Hills Transportation Corridor Agency, Toll Road, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 1/15/25	1,000,000	957,998
San Juan Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/23	2,540,000	2,508,048
San Marcos Unified School District, Election 2010, Unlimited General Obligation
Series C
(zero coupon), due 8/1/23	370,000	364,747
San Mateo County Community College District, Election 2005, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 9/1/24	3,080,000	2,991,309
San Mateo County Community College District, Capital Appreciation, Election 2005, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 9/1/26	1,100,000	1,032,307
San Ysidro School District, Capital Appreciation, Election 1997, Unlimited General Obligation
Series D, Insured: NATL
(zero coupon), due 8/1/22	300,000	298,828
Series D, Insured: NATL
(zero coupon), due 8/1/25	400,000	376,681
San Ysidro School District, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/22	800,000	809,403
Insured: AGM
5.00%, due 8/1/22	1,320,000	1,348,600
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation
Insured: AGM
(zero coupon), due 2/1/23	100,000	99,270
Santa Cruz County Redevelopment Successor Agency, Tax Allocation
Insured: BAM
5.00%, due 9/1/24	390,000	427,695

	Principal Amount	Value
Long-Term Municipal Bonds
California
Santa Monica Community College District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 8/1/35	$ 345,000	$ 203,851
Saugus Union School District, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/22	100,000	99,688
South Bay Union School District, Unlimited General Obligation
(zero coupon), due 8/1/22	1,000,000	996,242
Southwestern Community College District, Capital Appreciation, Election 2000, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/24	115,000	111,682
State of California, Unlimited General Obligation
Series CT
0.35%, due 12/1/22	1,990,000	1,985,315
5.00%, due 3/1/24	125,000	135,140
5.00%, due 3/1/25	270,000	300,744
Tahoe-Truckee Unified School District, Capital Appreciation, Facilities Improvement District No.2, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/23	2,000,000	1,967,205
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
0.45%, due 6/1/30	105,000	102,569
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
2.17%, due 10/1/22	750,000	756,265
Tulare Union High School District, Capital Appreciation, Election of 2004, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/26	1,000,000	921,547
Turlock Public Financing Authority, Water, Revenue Bonds
4.00%, due 3/1/27	6,500,000	6,521,029
Upper Lake Union High School District, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/23	255,000	250,893
Vacaville Unified School District, Unlimited General Obligation
Series D
4.00%, due 8/1/25	125,000	137,336
Victor Elementary School District, Unlimited General Obligation
Series B, Insured: NATL
(zero coupon), due 8/1/27	350,000	316,958
Vista Unified School District, Capital Appreciation, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	325,000	302,185
Washington Unified School District, Capital Appreciation, Election of 2004, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/26	4,570,000	4,264,387
Yuba City Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 3/1/25	1,300,000	1,233,869
		104,987,754

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 1.5%
Arkansas River Power Authority, Revenue Bonds
Series B
4.082%, due 10/1/22	$ 1,880,000	$ 1,897,865
City & County of Denver CO, Revenue Bonds
Series A
5.00%, due 11/15/22 (b)	720,000	745,217
Series A
5.00%, due 11/15/23	520,000	557,958
Series B1
5.00%, due 11/15/23 (b)	940,000	1,006,877
Series B1
5.00%, due 11/15/24 (b)	6,275,000	6,886,501
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds
Series A
4.00%, due 4/1/23	315,000	326,466
Series B
5.00%, due 4/1/22	770,000	775,722
Series B
5.00%, due 4/1/24	500,000	523,977
Colorado Educational & Cultural Facilities Authority, Westgate Community School Project, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 7/1/23	50,000	51,985
Series A, Insured: Moral Obligation
4.00%, due 7/1/24	150,000	159,754
Series A, Insured: Moral Obligation
4.00%, due 7/1/25	155,000	168,732
Series A, Insured: Moral Obligation
4.00%, due 7/1/26	160,000	176,887
Series A, Insured: Moral Obligation
4.00%, due 7/1/27	170,000	190,476
Colorado Educational & Cultural Facilities Authority, Banning Lewis Ranch Academy Building Co. LLC, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 12/15/23	255,000	268,604
Series A, Insured: Moral Obligation
4.00%, due 12/15/24	265,000	285,094
Series A, Insured: Moral Obligation
4.00%, due 12/15/25	275,000	301,798
Series A, Insured: Moral Obligation
4.00%, due 12/15/26	150,000	167,216
Colorado School of Mines, Capital Appreciation, Revenue Bonds
Insured: NATL
(zero coupon), due 12/1/25	100,000	94,081
Copperleaf Metropolitan District No. 2, Limited General Obligation
Insured: BAM
4.00%, due 12/1/23	300,000	316,085
Insured: BAM
4.00%, due 12/1/26	385,000	431,195

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/22	$ 100,000	$ 103,584
Series A, Insured: AGM
5.00%, due 12/1/23	140,000	149,906
Series A, Insured: AGM
5.00%, due 12/1/24	175,000	193,015
Series A, Insured: AGM
5.00%, due 12/1/25	250,000	283,556
Series A, Insured: AGM
5.00%, due 12/1/26	225,000	261,322
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A
(zero coupon), due 10/1/22	1,420,000	1,414,074
Denver Urban Renewal Authority, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/23	375,000	385,770
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL
(zero coupon), due 9/1/26	250,000	231,227
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
4.00%, due 5/1/24 (b)	330,000	347,204
El Paso County School District No. 3 Widefield, Recreation Facility Project, Certificate of Participation
Insured: AGM
4.00%, due 12/1/22	175,000	179,692
Insured: AGM
4.00%, due 12/1/23	125,000	131,398
Erie Commons Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/23	130,000	139,321
Erie Highlands Metropolitan District No. 1, Limited General Obligation
Insured: BAM
3.00%, due 12/1/24	245,000	256,995
Flying Horse Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/24	325,000	348,982
Series A, Insured: AGM
4.00%, due 12/1/25	395,000	432,559
Goldsmith Metropolitan District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	100,000	102,740
Insured: AGM
4.00%, due 12/1/23	105,000	110,610
Insured: AGM
4.00%, due 12/1/24	120,000	129,237
Insured: AGM
4.00%, due 12/1/25	125,000	137,229

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Goldsmith Metropolitan District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/26	$ 135,000	$ 150,596
Leyden Rock Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/22	180,000	186,497
Insured: AGM
5.00%, due 12/1/23	250,000	268,067
Insured: AGM
5.00%, due 12/1/24	235,000	259,885
Insured: AGM
5.00%, due 12/1/25	285,000	323,825
Insured: AGM
5.00%, due 12/1/26	335,000	390,099
Insured: AGM
5.00%, due 12/1/27	365,000	434,613
Insured: AGM
5.00%, due 12/1/28	330,000	401,006
Morgan County Quality Water District, Revenue Bonds
Insured: AGM
4.00%, due 12/1/25	100,000	109,548
North Pine Vistas Metropolitan District No. 3, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/22	50,000	51,690
Series A, Insured: AGM
5.00%, due 12/1/23	95,000	101,417
Series A, Insured: AGM
5.00%, due 12/1/25	155,000	175,123
Parker Water & Sanitation District, Unlimited General Obligation
4.50%, due 8/1/37	215,000	219,223
Poudre Tech Metropolitan District, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/23	400,000	413,104
Insured: AGM
3.00%, due 12/1/24	400,000	418,443
Insured: AGM
3.00%, due 12/1/25	150,000	158,693
Insured: AGM
3.00%, due 12/1/27	170,000	183,055
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Revenue Bonds
3.00%, due 7/15/23	100,000	102,857
5.00%, due 1/15/24	400,000	428,406
5.00%, due 7/15/24	300,000	326,398
5.00%, due 1/15/25	325,000	358,343
5.00%, due 7/15/25	400,000	447,070
Saddle Rock Metropolitan District, Unlimited General Obligation
Insured: BAM
2.25%, due 12/1/25	25,000	25,762

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Saddle Rock Metropolitan District, Unlimited General Obligation
Insured: BAM
3.00%, due 12/1/22	$ 75,000	$ 76,461
Insured: BAM
3.00%, due 12/1/24	175,000	183,518
Sand Creek Metropolitan District, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/22	125,000	128,457
Series A, Insured: AGM
4.00%, due 12/1/24	565,000	606,692
State of Colorado, Certificate of Participation
Series S
5.00%, due 3/15/22	1,000,000	1,005,643
Triview Metropolitan District, Green Bond, Revenue Bonds
Insured: BAM
5.00%, due 12/1/22	210,000	217,616
Insured: BAM
5.00%, due 12/1/24	315,000	348,356
Insured: BAM
5.00%, due 12/1/25	255,000	289,738
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/15/22	100,000	103,511
Western State Colorado University, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 5/15/25	1,060,000	1,185,625
		30,750,248
Connecticut 1.1%
City of Bridgeport CT, Unlimited General Obligation
Series A
5.00%, due 6/1/23	600,000	632,675
Series A
5.00%, due 6/1/24	865,000	940,585
City of Hartford CT, Unlimited General Obligation
Series A, Insured: AGM-CR
5.00%, due 4/1/22	1,000,000	1,007,700
Series A, Insured: State Guaranteed
5.00%, due 4/1/23	490,000	514,320
City of New Haven CT, Unlimited General Obligation
Series C, Insured: AGM
2.307%, due 8/1/22	700,000	705,775
Series A
5.25%, due 8/1/25	155,000	175,553
City of West Haven CT, Unlimited General Obligation
4.00%, due 9/15/22	175,000	178,588
Insured: BAM
4.00%, due 3/15/23	250,000	258,737

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
City of West Haven CT, Unlimited General Obligation
4.00%, due 9/15/23	$ 290,000	$ 303,470
Insured: BAM
4.00%, due 3/15/24	380,000	402,587
4.00%, due 9/15/24	255,000	272,465
4.00%, due 9/15/25	255,000	277,677
Insured: BAM
4.00%, due 3/15/26	200,000	220,608
4.00%, due 9/15/26	255,000	281,848
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
3.00%, due 11/15/25	800,000	810,047
5.00%, due 11/15/22 (b)	425,000	439,063
5.00%, due 11/15/23	200,000	213,528
5.00%, due 11/15/24	765,000	839,329
Series B
5.00%, due 11/15/24 (b)	255,000	279,409
5.00%, due 11/15/25 (b)	1,000,000	1,123,028
Greater New Haven Water Pollution Control Authority, Revenue Bonds
Series B
5.00%, due 8/15/22	250,000	255,981
State of Connecticut, Unlimited General Obligation
Series C
4.00%, due 6/15/22	2,210,000	2,239,323
Series B
4.00%, due 3/1/24	100,000	103,455
Series C
4.00%, due 6/1/28	1,435,000	1,648,029
Series C
5.00%, due 6/15/23	1,500,000	1,586,109
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
5.00%, due 5/1/22	400,000	404,628
5.00%, due 5/1/23	675,000	710,656
Town of Fairfield CT, Unlimited General Obligation
5.00%, due 8/1/25	685,000	700,432
Town of Hamden CT, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/25	410,000	448,745
Insured: BAM
4.00%, due 8/15/27	325,000	366,975
Insured: BAM
5.00%, due 8/15/22	300,000	307,112
Series A, Insured: BAM
5.00%, due 8/15/25	370,000	417,722
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/15/26	810,000	908,002

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/15/27	$ 825,000	$ 941,904
		20,916,065
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Beasley Power Station Project, Revenue Bonds
5.00%, due 7/1/25	325,000	365,995
5.00%, due 7/1/26	375,000	432,957
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	345,864
4.00%, due 9/1/22	85,000	86,466
4.00%, due 9/1/24	370,000	391,822
4.00%, due 9/1/24	130,000	137,667
4.00%, due 9/1/25	105,000	113,037
4.00%, due 9/1/26	140,000	152,892
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Revenue Bonds
Series A
5.00%, due 7/1/22	125,000	127,333
		2,154,033
District of Columbia 0.4%
District of Columbia, KIPP DC Project, Revenue Bonds
5.00%, due 7/1/22	200,000	203,505
District of Columbia, Association of American Medical Colleges, Revenue Bonds
Series A
5.00%, due 10/1/23	100,000	106,822
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,720,000	1,726,995
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	2,000,000	2,071,680
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
5.00%, due 10/1/24	320,000	350,145
Series A
5.00%, due 10/1/24	445,000	486,921
Series A
5.00%, due 10/1/25	225,000	252,436
5.00%, due 10/1/26	930,000	1,069,377
Series A
5.00%, due 10/1/27	1,000,000	1,094,755
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B, Insured: AGC
(zero coupon), due 10/1/23	500,000	489,973
Washington Metropolitan Area Transit Authority, Revenue Bonds
Series B
5.00%, due 7/1/22	450,000	458,570
		8,311,179

	Principal Amount	Value
Long-Term Municipal Bonds
Florida 2.9%
Broward County, Water & Sewer Utility, Revenue Bonds
Series B
5.00%, due 10/1/25	$ 630,000	$ 717,203
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/22	380,000	387,092
Centre Lake Community Development District, Special Assessment
2.75%, due 5/1/27	235,000	238,331
City of Delray Beach FL, Revenue Bonds
5.00%, due 6/1/24	100,000	108,956
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/22	150,000	154,466
City of Jacksonville FL, Sales Tax, Revenue Bonds
5.00%, due 10/1/27	1,285,000	1,323,174
City of Lake Worth Beach FL, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	250,000	280,552
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 11/1/25	1,095,000	1,247,404
City of Palm Bay FL, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/24	1,970,000	2,153,183
Insured: AGM
5.00%, due 7/1/25	1,035,000	1,164,812
City of Tampa FL, H Lee Moffitt Cancer Center Project, Revenue Bonds
5.00%, due 7/1/23	75,000	79,342
5.00%, due 7/1/24	300,000	327,294
5.00%, due 7/1/25	425,000	477,242
Clay County School Board, Certificate of Participation
Insured: AGM
5.00%, due 7/1/24	100,000	101,786
County of Broward FL, Airport System, Revenue Bonds
Series P-2
3.25%, due 10/1/22	1,000,000	1,017,857
County of Broward FL, Port Facilities, Revenue Bonds
Series C
5.00%, due 9/1/22	325,000	333,386
Series B, Insured: AGM-CR
5.00%, due 9/1/23 (b)	365,000	366,264
Series D
5.00%, due 9/1/23 (b)	1,000,000	1,061,678
County of Miami-Dade FL, Taxable Capital Asset Acquisition, Revenue Bonds
0.375%, due 4/1/23	5,000,000	4,959,350
County of Miami-Dade FL, Revenue Bonds
Series B
4.00%, due 10/1/37	750,000	767,368

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/24	$ 2,500,000	$ 2,743,791
Series A
5.00%, due 10/1/25	250,000	282,296
Series B
5.00%, due 10/1/25	735,000	756,885
Series A
5.00%, due 10/1/28 (b)	2,210,000	2,466,098
Series A
5.00%, due 10/1/28 (b)	110,000	113,200
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/22	250,000	256,750
County of St Lucie FL, Sales Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/25	100,000	106,736
Florida Municipal Power Agency, St. Lucie Project, Revenue Bonds
Series A
5.00%, due 10/1/26	555,000	571,250
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/22 (b)	6,270,000	6,456,263
Greater Orlando Aviation Authority, Airport Facilities, Revenue Bonds (b)
Series A
5.00%, due 10/1/22	830,000	853,810
Series A
5.00%, due 10/1/23	290,000	309,035
Series A
5.00%, due 10/1/23	210,000	223,964
Series A
5.00%, due 10/1/25	540,000	611,002
Series A
5.00%, due 10/1/25	265,000	297,213
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.50%, due 5/1/22	225,000	225,917
Insured: BAM
2.50%, due 5/1/23	230,000	233,239
Insured: BAM
2.50%, due 5/1/24	150,000	153,210
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
5.00%, due 8/1/25	260,000	292,264
Series A
5.00%, due 8/1/26	315,000	363,590

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County School Board, Revenue Bonds
Insured: AGM
5.00%, due 10/1/22	$ 2,375,000	$ 2,443,777
Lakewood Ranch Stewardship District, Lakewood Center and NW Sector Projects, Special Assessment, Senior Lien
Insured: AGM
1.041%, due 5/1/22	1,070,000	1,071,426
Insured: AGM
1.164%, due 5/1/23	540,000	539,647
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Memory Care Project, Revenue Bonds
4.50%, due 10/1/32	145,000	151,628
Miami-Dade County Educational Facilities Authority, University of Miami, Revenue Bonds
Series B, Insured: AMBAC
5.25%, due 4/1/22	150,000	151,158
Series B, Insured: AMBAC
5.25%, due 4/1/24	1,100,000	1,191,472
Miami-Dade County Expressway Authority, Revenue Bonds
Series B
5.00%, due 7/1/25	225,000	245,527
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/22	355,000	365,232
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Series A
5.00%, due 10/1/42	10,075,000	10,151,562
Orange County School Board Leasing Corp., Certificate of Participation
Series B
1.15%, due 12/15/24	3,820,000	3,768,997
St. Lucie County School Board, Certificate of Participation
Insured: AGM
3.00%, due 8/15/26	400,000	425,163
St. Lucie County School Board, Sales tax, Revenue Bonds
Insured: AGM
5.00%, due 10/1/23	130,000	138,265
State of Florida, Right-of-Way Acquisition and Bridge Construction, Unlimited General Obligation
5.00%, due 7/1/23	350,000	370,673
University of North Florida Financing Corp. (The), Housing Project, Revenue Bonds
Insured: AGM
5.00%, due 11/1/22	1,000,000	1,031,962
		56,629,742
Georgia 1.5%
Atlanta Development Authority (The), Piedmont Ellis LLC, Revenue Bonds
3.50%, due 9/1/35	100,000	103,887
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.00%, due 7/1/22	700,000	713,212
City of Atlanta GA, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/22 (b)	500,000	509,121

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series F
5.00%, due 7/1/22	$ 500,000	$ 509,268
City of Cochran GA, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 4/1/25	120,000	125,994
City of Dalton GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/22	400,000	401,471
5.00%, due 3/1/23	500,000	522,309
5.00%, due 3/1/24	400,000	431,413
5.00%, due 3/1/25	500,000	555,970
County of Paulding GA, Water & Sewerage, Revenue Bonds
5.00%, due 12/1/22	100,000	103,661
Georgia State Road & Tollway Authority, Revenue Bonds
Series B, Insured: State Guaranteed
5.00%, due 10/1/22	100,000	103,005
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	5,735,000	6,267,057
Series C
4.00%, due 5/1/52 (a)	2,820,000	3,147,599
Series A
5.00%, due 5/15/22	550,000	556,296
Series A
5.00%, due 5/15/23	1,110,000	1,160,449
Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds
Series A
3.00%, due 11/1/22	445,000	452,772
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
5.00%, due 1/1/23	4,550,000	4,726,900
5.00%, due 1/1/24	2,500,000	2,684,033
5.00%, due 1/1/25	1,000,000	1,104,122
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
5.00%, due 1/1/23	350,000	363,051
5.00%, due 1/1/24	445,000	476,352
5.00%, due 1/1/25	450,000	496,855
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/22	300,000	308,790
5.00%, due 10/1/23	325,000	346,779
5.00%, due 10/1/24	400,000	439,117
5.00%, due 10/1/25	425,000	479,578
5.00%, due 10/1/26	625,000	721,098
Private Colleges & Universities Authority, Savannah College of Art & Design, Revenue Bonds
5.00%, due 4/1/23	335,000	351,185
5.00%, due 4/1/24	665,000	719,441
5.00%, due 4/1/25	600,000	668,573
		29,549,358

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
3.133%, due 10/1/24	$ 1,310,000	$ 1,361,329
Series B
3.133%, due 10/1/24	630,000	638,353
Series A
5.00%, due 10/1/22 (b)	1,000,000	1,028,076
Guam Government Waterworks Authority, Revenue Bonds
5.00%, due 7/1/22	135,000	137,320
5.00%, due 7/1/24	400,000	432,901
Series A
5.00%, due 7/1/24	300,000	324,676
5.25%, due 7/1/22	1,390,000	1,415,322
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/23	300,000	307,590
Series A, Insured: AGM
5.00%, due 10/1/25	950,000	973,194
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/22 (b)	650,000	659,941
		7,278,702
Hawaii 0.4%
State of Hawaii, Unlimited General Obligation
Series DX
5.51%, due 2/1/29	4,000,000	4,867,234
State of Hawaii Airports System, Certificate of Participation
5.25%, due 8/1/24	250,000	265,259
5.25%, due 8/1/25	1,300,000	1,379,348
State of Hawaii Harbor System, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	300,000	326,394
Series A
5.00%, due 7/1/25	450,000	503,873
		7,342,108
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
5.00%, due 3/1/22	585,000	587,151
Idaho Health Facilities Authority, ADA County Coroner Project, Revenue Bonds
5.00%, due 9/1/23	170,000	180,652
5.00%, due 9/1/24	265,000	290,258
5.00%, due 9/1/25	285,000	321,094
		1,379,155

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois 11.4%
Carol Stream Park District, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 11/1/24	$ 215,000	$ 230,102
Series C, Insured: BAM
4.00%, due 11/1/25	450,000	490,824
Series C, Insured: BAM
4.00%, due 11/1/26	550,000	609,720
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/22	150,000	148,695
Series A, Insured: AGM
5.00%, due 12/1/23	4,650,000	4,971,979
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Insured: NATL
(zero coupon), due 12/1/23	500,000	486,640
Series A, Insured: NATL
(zero coupon), due 12/1/25	1,630,000	1,517,871
Chicago Midway International Airport, Revenue Bonds, Second Lien (b)
Series A
5.00%, due 1/1/24	3,485,000	3,720,254
Series A
5.00%, due 1/1/27	1,040,000	1,113,273
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/24 (b)	150,000	160,126
Series D
5.00%, due 1/1/24	850,000	881,625
Series A
5.00%, due 1/1/25 (b)	235,000	258,405
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
5.00%, due 1/1/25 (b)	835,000	849,863
Chicago O'Hare International Airport, Customer Facility Charge, Revenue Bonds, Senior Lien
5.25%, due 1/1/24	110,000	114,095
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	519,112
Chicago Park District, Unlimited General Obligation
Series F-2
5.00%, due 1/1/25	400,000	441,770
Series F-2
5.00%, due 1/1/26	550,000	623,173
Chicago Transit Authority, 5337 State of Good Repair Formula Funds, Revenue Bonds
5.00%, due 6/1/22	1,670,000	1,694,424
5.00%, due 6/1/25	7,180,000	8,026,139
Chicago Transit Authority, 5307 Urbanized Area Formula Funds, Revenue Bonds
5.00%, due 6/1/22	380,000	385,519

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Berwyn IL, Unlimited General Obligation
Series A
5.00%, due 12/1/23	$ 330,000	$ 349,010
Series A
5.00%, due 12/1/24	820,000	886,858
Series A
5.00%, due 12/1/25	465,000	512,088
Series A
5.00%, due 12/1/26	705,000	789,789
City of Canton IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 12/1/22	635,000	643,487
Series A, Insured: BAM
3.00%, due 12/1/23	550,000	563,980
City of Chicago Heights IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	300,000	320,150
Insured: BAM
4.00%, due 12/1/25	300,000	325,254
Insured: BAM
4.00%, due 12/1/26	300,000	329,221
City of Chicago IL, Unlimited General Obligation
Series C
(zero coupon), due 1/1/25	2,255,000	2,096,077
Series C
5.00%, due 1/1/23	3,885,000	4,036,774
Series C
5.00%, due 1/1/24	3,520,000	3,758,019
Series A
5.00%, due 1/1/26	405,000	432,291
5.25%, due 1/1/28	925,000	1,021,396
City of Chicago IL, Revenue Bonds, Second Lien
3.15%, due 11/1/24	475,000	498,836
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/22	500,000	516,210
5.00%, due 11/1/24	250,000	257,933
5.00%, due 11/1/25	155,000	170,670
Insured: BAM
5.00%, due 11/1/25	135,000	149,305
Insured: AGM-CR
5.00%, due 11/1/25	400,000	412,662
5.00%, due 11/1/26	410,000	451,098
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/23	525,000	545,461
5.00%, due 1/1/24	150,000	161,012
Series C
5.00%, due 1/1/25	350,000	388,035

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien
5.00%, due 1/1/26	$ 1,130,000	$ 1,134,676
City of Chicago IL, Neighbourhoods Alive 21 Program, Unlimited General Obligation
Series 2002B
5.00%, due 1/1/24	150,000	160,143
Series 2002B
5.00%, due 1/1/26	170,000	186,260
Series 2002B
5.25%, due 1/1/28	150,000	165,632
City of Country Club Hills IL, Unlimited General Obligation
Insured: BAM
3.00%, due 1/1/23	185,000	188,522
Insured: BAM
3.00%, due 1/1/24	190,000	196,041
Insured: BAM
3.00%, due 1/1/26	300,000	314,497
Insured: BAM
3.00%, due 1/1/27	250,000	264,080
City of Galesburg IL, Knox College Project, Revenue Bonds
Series B
1.488%, due 10/1/22	125,000	124,641
Series B
1.588%, due 10/1/23	150,000	148,605
Series B
1.922%, due 10/1/24	1,000,000	987,377
Series A
5.00%, due 10/1/26	175,000	198,364
Series A
5.00%, due 10/1/27	175,000	201,678
City of Kankakee IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	750,000	787,975
City of Kankakee IL, Special Obligation, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/25	800,000	858,374
City of Moline IL, Unlimited General Obligation
Series C, Insured: AGM
1.151%, due 12/1/24	590,000	583,439
Series C, Insured: AGM
1.439%, due 12/1/25	920,000	909,506
City of Monmouth IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/22	350,000	359,088
Series A, Insured: BAM
4.00%, due 12/1/23	365,000	383,547
Series A, Insured: BAM
4.00%, due 12/1/24	380,000	408,041

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/22	$ 1,150,000	$ 1,182,287
City of Rock Island IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	220,000	226,047
Insured: BAM
4.00%, due 12/1/23	155,000	163,252
Insured: BAM
4.00%, due 12/1/24	175,000	188,268
Insured: BAM
4.00%, due 12/1/25	175,000	191,846
City of Rock Island IL, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/22	275,000	282,559
Series B, Insured: AGM
4.00%, due 12/1/24	320,000	344,262
Series B, Insured: AGM
4.00%, due 12/1/25	330,000	361,767
City of Rockford IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/22	250,000	257,019
Insured: BAM
4.00%, due 12/15/23	560,000	589,449
Insured: BAM
4.00%, due 12/15/24	285,000	305,192
City of Rockford IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/15/22	135,000	138,790
Series A, Insured: AGM
4.00%, due 12/15/23	140,000	147,362
Series A, Insured: AGM
4.00%, due 12/15/24	290,000	310,462
City of Springfield IL, Electric, Revenue Bonds, Senior Lien
5.00%, due 3/1/25	1,055,000	1,167,693
5.00%, due 3/1/26	1,490,000	1,656,791
City of Sterling IL, Unlimited General Obligation
Series B, Insured: BAM
0.40%, due 11/1/23	190,000	186,323
Series B, Insured: BAM
4.00%, due 11/1/25	100,000	109,532
Series B, Insured: BAM
4.00%, due 11/1/26	370,000	412,868
Series B, Insured: BAM
4.00%, due 11/1/29	285,000	329,665
City of Waukegan IL, Water & Sewer System, Revenue Bonds, First Lien
Insured: AGM
4.00%, due 12/30/23	100,000	105,155

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Waukegan IL, Water & Sewer System, Revenue Bonds, First Lien
Insured: AGM
4.00%, due 12/30/24	$ 110,000	$ 118,150
Insured: AGM
4.00%, due 12/30/25	150,000	164,206
City of Waukegan IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/30/23	250,000	262,887
Series A, Insured: BAM
4.00%, due 12/30/24	280,000	300,747
Series A, Insured: BAM
4.00%, due 12/30/26	300,000	333,918
Cook County Community Unit School District No. 401 Elmwood Park, Unlimited General Obligation
3.00%, due 12/1/22	500,000	509,779
Cook County School District No. 122 Ridgeland, Unlimited General Obligation
Series A
3.00%, due 12/1/22	950,000	968,580
Cook County School District No. 87 Berkeley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/24	500,000	553,093
Insured: AGM
5.00%, due 12/1/25	500,000	568,515
Insured: AGM
5.00%, due 12/1/26	500,000	583,509
Cook County School District No. 88 Bellwood, Limited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	425,000	446,596
Series A, Insured: BAM
4.00%, due 12/1/24	325,000	348,982
Cook County School District No. 94, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/22	340,000	351,983
Insured: BAM
5.00%, due 12/1/23	555,000	591,652
Insured: BAM
5.00%, due 12/1/24	370,000	405,379
Insured: BAM
5.00%, due 12/1/25	390,000	438,461
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	760,000	797,485
Insured: BAM
5.00%, due 12/1/24	570,000	626,503
County of Sangamon IL, Limited General Obligation
Insured: BAM
5.00%, due 12/15/22	135,000	140,006
Insured: BAM
5.00%, due 12/15/23	150,000	160,654

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
County of Sangamon IL, Limited General Obligation
Insured: BAM
5.00%, due 12/15/24	$ 225,000	$ 247,841
Insured: BAM
5.00%, due 12/15/25	230,000	260,117
Crawford Hospital District, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/23	265,000	272,647
Insured: AGM
4.00%, due 1/1/24	280,000	294,395
Insured: AGM
4.00%, due 1/1/25	285,000	305,965
Insured: AGM
4.00%, due 1/1/26	300,000	328,189
Darien-Woodridge Fire Protection District, Unlimited General Obligation
Insured: BAM
3.00%, due 12/30/22	75,000	76,445
Insured: BAM
3.00%, due 12/30/23	100,000	103,369
Insured: BAM
3.00%, due 12/30/25	100,000	105,882
Illinois Development Finance Authority, Regenct Park, Revenue Bonds
(zero coupon), due 7/15/25	1,160,000	1,102,179
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/22	125,000	127,639
4.00%, due 11/1/23	135,000	140,539
4.00%, due 11/1/24	135,000	143,018
4.00%, due 11/1/25	210,000	225,316
4.00%, due 11/1/26	215,000	233,621
Illinois Finance Authority, Centegra Healthcare Obligated Group, Revenue Bonds
4.00%, due 9/1/32	10,325,000	10,529,814
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds
5.00%, due 9/1/22	560,000	573,785
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds
Series A
5.00%, due 5/15/23	400,000	421,186
5.00%, due 5/15/50 (a)	4,250,000	4,613,871
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
5.00%, due 7/15/23	615,000	652,015
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Obligated Group, Revenue Bonds
5.00%, due 8/15/23	250,000	265,838
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.00%, due 6/15/25	115,000	124,021
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 12/1/22	3,010,000	3,118,648

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/22	$ 425,000	$ 428,151
Series B, Insured: AGM
5.00%, due 4/1/22	645,000	649,782
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	580,000	595,649
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/24	370,000	389,455
Insured: BAM
4.00%, due 1/1/25	390,000	419,501
Knox & Warren Counties Community Unit School District No. 205 Galesburg, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 1/1/24	590,000	622,174
Series A, Insured: BAM
4.00%, due 12/1/24	665,000	711,769
Series B, Insured: BAM
4.00%, due 1/1/25	625,000	670,419
Series A, Insured: BAM
4.00%, due 12/1/25	685,000	747,456
Series B, Insured: BAM
4.00%, due 1/1/26	640,000	699,370
Series A, Insured: BAM
4.00%, due 12/1/26	680,000	754,869
La Salle County School District No. 141 Ottawa, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	370,000	379,670
Lake County Community Consolidated School District No. 3 Beach Park, Unlimited General Obligation
Insured: AGM
4.00%, due 2/1/24	405,000	426,339
Insured: AGM
4.00%, due 2/1/25	450,000	483,902
Macon & De Witt Counties Community Unit School District No. 2, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/23	320,000	336,678
Insured: AGM
4.00%, due 12/1/24	350,000	376,030
Insured: AGM
4.00%, due 12/1/25	385,000	420,253
Insured: AGM
4.00%, due 12/1/26	415,000	461,305
Insured: AGM
4.00%, due 12/1/27	350,000	393,580
Macon County School District No. 61 Decatur, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/24	750,000	790,753

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Macon County School District No. 61 Decatur, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/24	$ 100,000	$ 107,640
Insured: AGM
4.00%, due 12/1/27	1,020,000	1,154,869
Macoupin County Community Unit School District No. 1 Carlinville, Limited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/24	535,000	560,430
Series B, Insured: BAM
3.00%, due 12/1/26	750,000	801,474
Madison-Macoupin Etc Counties Community College District No. 536, Revenue Bonds (e)
Series A, Insured: BAM
4.00%, due 11/1/22	350,000	358,127
Series A, Insured: BAM
4.00%, due 11/1/23	2,115,000	2,218,985
Madison-Macoupin Etc Counties Community College District No. 536, Lewis & Clark Community Project, Unlimited General Obligation
5.00%, due 11/1/22	420,000	432,846
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, Unlimited General Obligation
Insured: AGM-CR
(zero coupon), due 1/1/24	350,000	340,895
McHenry County Consolidated School District No. 46 Prairie Grove, Unlimited General Obligation
Insured: BAM
5.00%, due 2/1/24	395,000	424,955
Insured: BAM
5.00%, due 2/1/25	415,000	460,079
Insured: BAM
5.00%, due 2/1/26	435,000	495,009
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 12/15/22	115,000	113,797
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Insured: NATL
(zero coupon), due 12/15/23	175,000	169,744
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/25 (e)	500,000	518,687
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 10/1/22	295,000	301,712
Series C, Insured: BAM
4.00%, due 10/1/25	355,000	386,226
Series C, Insured: BAM
4.00%, due 10/1/26	380,000	420,681
Series C, Insured: BAM
4.00%, due 10/1/27	405,000	455,130
Series C, Insured: BAM
4.00%, due 10/1/28	430,000	489,432

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/23	$ 240,000	$ 251,280
Series B, Insured: BAM
5.00%, due 4/1/25	850,000	941,558
Public Building Commission of Chicago, Revenue Bonds
Insured: AMBAC
5.25%, due 3/1/24	1,000,000	1,075,497
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, due 6/1/22	3,380,000	3,430,232
5.00%, due 6/1/25	1,000,000	1,116,807
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL
5.50%, due 7/1/22	335,000	342,015
Insured: AGM-CR
6.25%, due 7/1/22	360,000	368,653
Rock Island County Metropolitan Airport Authority, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	1,185,000	1,216,972
Insured: AGM
4.00%, due 12/1/24	1,275,000	1,370,560
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	385,000	403,345
Saline County Community Unit School District No. 3 Harrisburg, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/26	765,000	817,503
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 6/1/22	1,000,000	1,011,060
Series C, Insured: AGM
4.00%, due 6/1/23	1,000,000	1,039,225
Series C, Insured: AGM
4.00%, due 6/1/24	1,000,000	1,064,466
Series C, Insured: AGM
4.00%, due 6/1/25	875,000	951,815
Series C, Insured: AGM
5.00%, due 6/1/26	910,000	1,047,497
Series C, Insured: AGM
5.00%, due 6/1/27	955,000	1,126,895
South Sangamon Water Commission, Alternative Revenue Source, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/23	165,000	169,134
Insured: AGM
4.00%, due 1/1/24	350,000	365,686
Insured: AGM
4.00%, due 1/1/25	250,000	265,954

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/22	$ 500,000	$ 503,566
St. Clair County High School District No. 201 Belleville, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/22	1,180,000	1,180,000
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No. 100, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	100,000	107,408
Insured: BAM
4.00%, due 12/1/25	250,000	273,478
Insured: BAM
4.00%, due 12/1/26	260,000	289,138
State of Illinois, Unlimited General Obligation
4.00%, due 9/1/22	480,000	489,026
5.00%, due 5/1/22	760,000	768,201
5.00%, due 6/1/22	455,000	461,525
5.00%, due 7/1/23	400,000	422,044
Series A
5.00%, due 10/1/23	200,000	212,673
Series A
5.00%, due 10/1/24	200,000	218,991
Series D
5.00%, due 11/1/24	31,755,000	34,854,116
Series A
5.00%, due 12/1/26	5,725,000	6,545,970
Series A
5.00%, due 12/1/28	10,000,000	11,762,332
Series C
5.00%, due 11/1/29	2,355,000	2,706,488
Series B
5.15%, due 1/1/24	500,000	529,641
Series A
5.25%, due 5/1/22	1,715,000	1,734,566
State of Illinois, Revenue Bonds, Junior Lien
5.00%, due 6/15/22	900,000	915,178
State of Illinois, Revenue Bonds
Series C
5.00%, due 6/15/22	490,000	498,264
State of Illinois, Unlimited General Obligation, First Series
Insured: NATL
6.00%, due 11/1/26	4,115,000	4,792,270
Town of Cicero IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	720,000	757,718
University of Illinois, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AMBAC
5.50%, due 4/1/22	175,000	176,470

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Antioch IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	$ 195,000	$ 209,615
Insured: BAM
4.00%, due 12/1/25	205,000	224,573
Insured: BAM
4.00%, due 12/1/26	210,000	233,949
Insured: BAM
4.00%, due 12/1/27	875,000	986,539
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/22	250,000	250,691
Insured: BAM
4.00%, due 3/1/23	270,000	278,793
Village of Franklin Park IL, Revenue Bonds
Series A, Insured: BAM
3.00%, due 10/1/22	380,000	386,004
Series A, Insured: BAM
3.00%, due 10/1/23	265,000	273,449
Series A, Insured: BAM
3.00%, due 10/1/24	270,000	282,302
Series A, Insured: BAM
3.00%, due 10/1/25	280,000	296,333
Insured: BAM
5.00%, due 4/1/23	460,000	481,784
Village of McCook IL, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/23	230,000	241,902
Village of Park Forest IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 1/1/26	500,000	548,380
Insured: BAM
4.00%, due 1/1/27	525,000	584,911
Village of Sauk Village IL, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 12/1/22	100,000	102,529
Series C, Insured: BAM
4.00%, due 12/1/23	1,030,000	1,080,418
Village of Stone Park IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/24	135,000	141,785
Series B, Insured: BAM
4.00%, due 2/1/25	150,000	160,707
Village of Westchester IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	260,000	273,940
Insured: BAM
4.00%, due 12/1/24	270,000	291,098

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Westchester IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	$ 280,000	$ 307,283
Insured: BAM
4.00%, due 12/1/26	290,000	323,502
West Chicago Park District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/23	225,000	232,579
Series B, Insured: BAM
3.00%, due 12/1/24	485,000	507,363
Series B, Insured: BAM
3.00%, due 12/1/25	520,000	549,138
Western Illinois University, Revenue Bonds
Insured: BAM
4.00%, due 4/1/22	1,200,000	1,206,935
Insured: BAM
4.00%, due 4/1/24	1,000,000	1,056,808
Insured: BAM
4.00%, due 4/1/26	1,340,000	1,467,934
Insured: BAM
4.00%, due 4/1/27	1,400,000	1,558,533
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/23	430,000	446,718
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation
Insured: AGM
(zero coupon), due 1/1/25	685,000	650,453
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	770,000	808,695
Series A, Insured: BAM
4.00%, due 12/1/24	440,000	471,579
Series A, Insured: BAM
4.00%, due 12/1/25	200,000	218,235
Series A, Insured: BAM
4.00%, due 12/1/25	690,000	752,912
Series A, Insured: BAM
4.00%, due 12/1/26	175,000	194,268
Series A, Insured: BAM
4.00%, due 12/1/26	330,000	366,333
Series A, Insured: BAM
4.00%, due 12/1/27	285,000	320,992
Series A, Insured: BAM
4.00%, due 12/1/27	400,000	450,516
		225,777,243

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 0.9%
Anderson School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 7/20/24	$ 300,000	$ 326,916
City of Evansville IN, Medical School Project, Tax Allocation
Series A, Insured: BAM
5.00%, due 2/1/23	535,000	557,461
City of Goshen IN, Sewage Works, Revenue Bonds
Insured: AGM
3.00%, due 7/1/22	150,000	151,580
Insured: AGM
3.00%, due 1/1/23	185,000	188,829
Insured: AGM
3.00%, due 7/1/23	150,000	154,178
Insured: AGM
3.00%, due 1/1/24	460,000	475,689
Insured: AGM
3.00%, due 7/1/24	300,000	312,179
Insured: AGM
4.00%, due 1/1/25	260,000	279,667
Insured: AGM
4.00%, due 7/1/25	230,000	249,894
City of Indianapolis IN, Department of Public Utilities, Revenue Bonds, Second Lien
Series A
5.00%, due 8/15/23	710,000	754,754
County of Johnson IN, Local Income Tax, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 7/15/22	225,000	228,573
Greater Jasper School Building Corp., Indiana Ad Valorem Property Tax, 1st Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/27	100,000	115,455
Hammond Multi-School Building Corp., Property First Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 7/15/22	1,040,000	1,060,687
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series A
1.40%, due 8/1/29 (a)	3,715,000	3,481,920
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series B
2.45%, due 11/15/25	355,000	345,945
Series B
2.52%, due 11/15/26	515,000	501,071
Series B
2.92%, due 11/15/27	655,000	637,067
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series A
5.00%, due 9/15/22	50,000	51,308
Series A
5.00%, due 9/15/23	75,000	79,534

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, University Health, Revenue Bonds
Series A
5.00%, due 12/1/22	$ 250,000	$ 259,237
Indiana Finance Authority, State Revolving Fund Program, Revenue Bonds
5.00%, due 2/1/25	75,000	75,000
Indianapolis Local Public Improvement Bond Bank, Public Improvement, Revenue Bonds
Series A
5.00%, due 6/1/22	1,175,000	1,192,502
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/25	975,000	1,057,973
Series A, Insured: AGM
5.00%, due 1/1/26	265,000	299,608
Series A, Insured: AGM
5.00%, due 7/1/26	525,000	601,530
Terre Haute Sanitary District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 1/1/23	320,000	326,239
Series A, Insured: BAM
3.00%, due 7/1/23	390,000	400,752
Series A, Insured: BAM
3.00%, due 1/1/24	350,000	361,870
Series A, Insured: BAM
3.00%, due 7/1/24	385,000	400,723
Series A, Insured: BAM
3.00%, due 7/1/25	290,000	305,350
Series A, Insured: BAM
3.00%, due 7/1/26	280,000	297,149
Town of Speedway IN Sewage Works, Revenue Bonds
Series A, Insured: AGM
3.00%, due 9/1/24	550,000	573,285
Wayne Township Metropolitan School District, Limited General Obligation
Insured: State Intercept
4.00%, due 7/15/22	1,010,000	1,025,067
Insured: State Intercept
4.00%, due 1/15/23	1,035,000	1,065,429
		18,194,421
Iowa 0.9%
Benton Etc Counties College Community School District, Sales Services & Use Tax, Revenue Bonds
Insured: AGM
2.00%, due 6/1/22	360,000	361,849
Camanche Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/25	535,000	599,535
Insured: AGM
5.00%, due 6/1/26	565,000	649,855

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Camanche Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/27	$ 590,000	$ 694,871
City of Clinton IA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 6/1/23	340,000	358,516
Series A, Insured: BAM
5.00%, due 6/1/24	360,000	391,545
City of Coralville IA, Unlimited General Obligation
Series C
4.00%, due 5/1/26	645,000	696,285
Series C
4.00%, due 5/1/28	500,000	546,965
City of New Hampton IA, Electric, Revenue Bonds
Insured: BAM
3.00%, due 6/1/22	135,000	136,008
Insured: BAM
3.00%, due 6/1/23	140,000	143,590
Insured: BAM
3.00%, due 6/1/24	140,000	145,292
City of Newton IA, Unlimited General Obligation
Series C, Insured: AGM
2.00%, due 6/1/22	520,000	522,774
Clinton Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/22	620,000	629,214
Collins-Maxwell Community School District Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.00%, due 6/1/26	190,000	210,835
Insured: BAM
4.00%, due 6/1/27	195,000	220,246
Insured: BAM
4.00%, due 6/1/28	205,000	235,033
Insured: BAM
4.00%, due 6/1/29	215,000	249,861
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	2,005,848
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
4.00%, due 10/1/25	340,000	368,135
4.00%, due 10/1/26	200,000	219,145
4.00%, due 10/1/27	200,000	220,658
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
5.00%, due 10/1/23	515,000	547,654
5.00%, due 10/1/24	550,000	599,997
5.00%, due 10/1/25	570,000	637,992
Iowa State University of Science & Technology, Revenue Bonds
Insured: BAM
5.00%, due 7/1/22	1,215,000	1,237,830

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series A
5.00%, due 12/1/24 (b)	$ 275,000	$ 301,055
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.00%, due 7/1/24	620,000	661,081
Insured: BAM
4.00%, due 7/1/25	570,000	620,298
Insured: BAM
4.00%, due 7/1/26	675,000	747,764
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 5/1/22	350,000	353,996
Southern Iowa Rural Water Association, Capital Loan Notes, Revenue Bonds
Insured: AGM
4.00%, due 12/1/23	395,000	414,482
State of Iowa, Revenue Bonds
5.00%, due 6/15/26	130,000	150,453
University of Iowa (The), Recreational Facilities, Revenue Bonds
Series S
4.00%, due 7/1/22	140,000	142,106
Waterloo Community School District, Revenue Bonds
Insured: AGM
4.00%, due 7/1/23	125,000	130,070
Insured: AGM
4.00%, due 7/1/24	450,000	477,602
Insured: AGM
4.00%, due 7/1/25	450,000	486,574
Insured: AGM
4.00%, due 7/1/26	100,000	109,925
		17,224,939
Kansas 0.1%
Chisholm Creek Utility Authority, Revenue Bonds
Insured: AMBAC
5.25%, due 9/1/23	1,165,000	1,237,235
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/23	305,000	324,558
Kansas Development Finance Authority, Department of Commerce, Revenue Bonds
5.00%, due 6/1/22	340,000	345,145
Kansas Development Finance Authority, Pittsburg State University, Revenue Bonds
Series E, Insured: BAM
5.00%, due 2/1/25	715,000	790,440
Washburn University, Revenue Bonds
Insured: BAM
4.00%, due 7/1/23	200,000	208,544
		2,905,922

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky 0.9%
City of Columbia KY, Lindsey Wilson College, Inc., Revenue Bonds
4.00%, due 12/1/22	$ 175,000	$ 179,426
4.00%, due 12/1/24	465,000	493,572
4.00%, due 12/1/26	500,000	543,874
City of Somerset KY, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/25	675,000	737,031
Insured: AGM
4.00%, due 6/1/26	200,000	222,735
Insured: AGM
4.00%, due 6/1/27	530,000	600,071
Kentucky Bond Development Corp., Lexington Center Corporation Project, Revenue Bonds
5.00%, due 9/1/22	550,000	563,701
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
5.00%, due 7/1/26	3,450,000	3,825,775
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 8/1/22	390,000	396,163
Series C
4.00%, due 8/1/23	390,000	405,994
Series C
4.00%, due 2/1/50 (a)	6,560,000	7,313,356
Kentucky State University, Kentucky State University Project, Certificate of Participation
Insured: BAM
5.00%, due 11/1/24	200,000	219,421
Insured: BAM
5.00%, due 11/1/25	200,000	225,482
Insured: BAM
5.00%, due 11/1/26	220,000	254,338
Insured: BAM
5.00%, due 11/1/27	200,000	236,392
Murray Electric Plant Board, Revenue Bonds
Series B, Insured: AGM
4.00%, due 12/1/22	230,000	236,381
Rural Water Financing Agency, Public Projects, Revenue Notes
Series A
0.40%, due 5/1/23	2,000,000	1,982,728
		18,436,440
Louisiana 1.7%
Calcasieu Parish School District No. 31, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/24	160,000	172,600
Cameron Parish School District No. 15, Unlimited General Obligation
5.00%, due 10/1/24	340,000	368,213
5.00%, due 10/1/25	220,000	243,757
5.00%, due 10/1/26	230,000	260,049

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
City of New Orleans LA, Sewerage Service, Revenue Bonds
5.00%, due 6/1/22	$ 820,000	$ 832,325
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/26	210,000	244,967
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/25	1,295,000	1,471,414
Louisiana Local Government Environmental Facilities & Community Development Authority, City of Crowley Louisiana Project, Revenue Bonds
Insured: BAM
4.00%, due 10/1/23	515,000	539,628
Insured: BAM
4.00%, due 10/1/24	535,000	572,619
Louisiana Local Government Environmental Facilities & Community Development Authority, University Facilities, Inc. Project, Revenue Bonds
Insured: AGM
4.00%, due 10/1/24	395,000	423,744
Insured: AGM
4.00%, due 10/1/25	305,000	334,114
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/22	290,000	298,418
Insured: BAM
5.00%, due 10/1/23	230,000	245,254
Insured: BAM
5.00%, due 10/1/24	225,000	247,253
Insured: BAM
5.00%, due 10/1/25	250,000	282,775
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTS Act 391 Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/25	650,000	733,971
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
5.00%, due 10/1/25	250,000	277,935
5.00%, due 10/1/26	215,000	244,423
Louisiana Stadium & Exposition District, Revenue Notes
Series A
1.872%, due 7/3/23 (c)	7,000,000	6,986,760
Louisiana Stadium & Exposition District, Revenue Bonds
4.00%, due 7/3/23	1,825,000	1,884,228
5.00%, due 7/3/23	10,000,000	10,359,818
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/22	1,000,000	1,018,452
Series A
5.00%, due 7/1/23	800,000	845,968

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/24	$ 2,065,000	$ 2,182,452
Series A
5.00%, due 7/1/25	1,065,000	1,125,574
Parish of Plaquemines LA, Revenue Bonds
Insured: BAM
5.00%, due 3/1/24	150,000	161,104
Rapides Parish Recreation District Ward No. 9, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/23	120,000	122,608
Insured: AGM
3.00%, due 3/1/24	130,000	134,663
Insured: AGM
3.00%, due 3/1/25	150,000	157,387
State of Louisiana, Gasoline & Fuels Tax, Revenue Bonds
Series A-1
5.00%, due 5/1/23	170,000	171,772
		32,944,245
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/1/22	500,000	516,984
Insured: AGM
5.00%, due 12/1/23	545,000	580,992
Insured: AGM
5.00%, due 12/1/24	520,000	568,208
Insured: AGM
5.00%, due 12/1/25	475,000	529,341
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, Revenue Bonds
Series A, Insured: AGM-State Intercept
5.00%, due 7/1/24	1,045,000	1,139,550
		3,335,075
Maryland 0.7%
County of Baltimore MD, Certificate of Participation
5.00%, due 10/1/22	115,000	118,448
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
5.00%, due 7/1/23	1,000,000	1,056,004
Series A
5.00%, due 7/1/24	1,060,000	1,154,581
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
3.25%, due 6/1/22	755,000	758,478
3.40%, due 6/1/23	750,000	758,626
Series B
3.60%, due 6/1/23	3,925,000	3,980,347

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
3.70%, due 6/1/25	$ 1,000,000	$ 1,019,377
Maryland Economic Development Corp., University of Maryland, College Park Projects, Revenue Bonds
Insured: AGM
4.00%, due 6/1/25	300,000	325,927
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Issue, Revenue Bonds
Series A
5.00%, due 7/1/23	345,000	365,226
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
5.00%, due 6/1/28	200,000	236,283
5.00%, due 6/1/30	350,000	426,341
Maryland State Transportation Authority, Passenger Facily Charge, Revenue Bonds
5.00%, due 6/1/22 (b)	850,000	862,632
Insured: AGM
5.00%, due 6/1/23	1,000,000	1,054,458
St. Mary's College of Maryland, Academic Fees and Auxiliary Facility Fees, Revenue Bonds
Insured: BAM
4.00%, due 9/1/25	250,000	271,857
State of Maryland, Unlimited General Obligation
Series C
5.00%, due 8/1/22	540,000	552,385
		12,940,970
Massachusetts 1.4%
Bridgewater-Raynham Regional School District, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/23	730,000	753,781
City of Fall River MA, Qualified Municipal Purpose Loan, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/24	120,000	132,672
Insured: State Aid Withholding
5.00%, due 12/1/26	350,000	408,456
Insured: State Aid Withholding
5.00%, due 12/1/27	315,000	376,240
Commonwealth of Massachusetts, Limited General Obligation
Series C
5.00%, due 7/1/26	500,000	509,480
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.50%, due 1/1/23	2,855,000	2,975,489
Insured: NATL
5.50%, due 1/1/25	6,380,000	7,139,041
Massachusetts Bay Transportation Authority Assessment, Revenue Bonds
Series A
5.00%, due 7/1/22	360,000	366,901
Massachusetts Bay Transportation Authority Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/22	3,350,000	3,343,915

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Clean Energy Cooperative Corp., Green Bond, Revenue Bonds
0.576%, due 7/1/22	$ 525,000	$ 524,518
0.646%, due 7/1/23	650,000	644,614
1.04%, due 7/1/24	1,000,000	987,110
Massachusetts Development Finance Agency, Northeastern University Issue, Revenue Bonds
Series A
5.00%, due 10/1/22	280,000	288,375
Massachusetts Development Finance Agency, South Shore Hospital Issue, Revenue Bonds
Series I
5.00%, due 7/1/23	555,000	585,034
Massachusetts Educational Financing Authority, Revenue Bonds
Series K
5.00%, due 7/1/22	500,000	509,226
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/25 (b)	100,000	110,386
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
5.00%, due 7/1/24	750,000	811,318
Series B
5.00%, due 7/1/26	1,265,000	1,436,661
Series B
5.00%, due 7/1/27	1,950,000	2,262,404
Massachusetts School Building Authority, Sales Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/24	110,000	112,638
Massachusetts State College Building Authority, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 5/1/23	495,000	489,569
Massachusetts State College Building Authority, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/36	145,000	146,667
Southfield Redevelopment Authority, Revenue Bonds
Series A, Insured: BAM
6.00%, due 8/15/22	400,000	411,269
Series A, Insured: BAM
6.00%, due 8/15/23	400,000	429,833
Series A, Insured: BAM
6.00%, due 8/15/24	455,000	508,171
Series A, Insured: BAM
6.00%, due 8/15/25	455,000	526,805
Town of Douglas MA, MUNI Purpose Loan, Limited General Obligation
4.00%, due 6/1/22	100,000	101,173
		26,891,746

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan 2.4%
Allen Park Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/24	$ 630,000	$ 682,808
Allendale Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 11/1/22	525,000	542,383
Caledonia Community Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/22	570,000	576,580
City of Dearborn Heights MI, Capital Improvement, Limited General Obligation
Insured: BAM
3.00%, due 5/1/22	4,450,000	4,477,400
City of Detroit MI, Water Sewage Disposal System, Revenue Bonds, Second Lien
Series B, Insured: NATL
5.50%, due 7/1/22	1,500,000	1,529,886
City of Manistee MI, Limited General Obligation
Insured: AGM
3.00%, due 10/1/24	200,000	208,791
Insured: AGM
3.00%, due 10/1/25	170,000	179,541
City of Marquette MI, Limited General Obligation
Insured: BAM
4.00%, due 5/1/22	330,000	332,937
Insured: BAM
4.00%, due 5/1/23	690,000	717,283
Insured: BAM
4.00%, due 5/1/25	750,000	814,941
City of Port Huron MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 10/1/23	200,000	209,293
Insured: AGM
4.00%, due 10/1/24	200,000	213,683
Insured: AGM
4.00%, due 10/1/25	210,000	229,178
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/24	990,000	1,056,086
Insured: AGM
4.00%, due 7/1/27	905,000	1,019,505
City of Taylor MI, Michigan Transportation, Limited General Obligation
Insured: BAM
4.00%, due 3/1/22	450,000	451,330
Insured: BAM
4.00%, due 3/1/26	455,000	501,703
Insured: BAM
4.00%, due 3/1/28	900,000	1,023,107

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM
3.00%, due 6/1/22	$ 155,000	$ 156,333
Series A, Insured: BAM
3.00%, due 6/1/23	150,000	154,209
Series A, Insured: BAM
3.00%, due 6/1/24	160,000	166,573
County of Genesee MI, Water Supply System, Limited General Obligation
Series B, Insured: BAM
5.00%, due 2/1/23	500,000	521,350
Detroit City School District, Unlimited General Obligation
Series A, Insured: Q-SBLF
5.00%, due 5/1/24	5,000,000	5,056,836
Fitzgerald Public School District, Unlimited General Obligation
Insured: BAM
4.00%, due 5/1/24	870,000	921,105
Flint Public Library, Unlimited General Obligation
Insured: AGM
3.00%, due 5/1/26	10,000	10,711
Jackson County Intermediate School District, School Building and Site Bonds, Limited General Obligation
Insured: AGM
5.00%, due 5/1/25	250,000	279,659
Insured: AGM
5.00%, due 5/1/26	260,000	298,509
Insured: AGM
5.00%, due 5/1/27	275,000	322,510
Lake Superior State University, Revenue Bonds
Insured: AGM
4.00%, due 11/15/25	760,000	828,638
Insured: AGM
4.00%, due 11/15/27	815,000	914,504
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	6,112,571	6,153,236
Series A, Class 1
4.00%, due 6/1/23	1,000,000	1,041,546
Series A, Class 1
5.00%, due 6/1/25	1,000,000	1,125,926
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
Series B
4.00%, due 6/15/22	100,000	101,267
Series B
4.00%, due 6/15/23	240,000	249,978
Series B
4.00%, due 6/15/24	270,000	286,747
Series B
4.00%, due 6/15/25	200,000	216,764

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
Series B
4.00%, due 6/15/26	$ 385,000	$ 424,947
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	179,463
5.00%, due 9/1/24	200,000	217,039
5.00%, due 9/1/27	550,000	638,912
5.00%, due 9/1/28	500,000	589,594
Michigan Finance Authority, County of Wayne Criminal Center Justice Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/22	500,000	515,675
Michigan Finance Authority, Student Loan Program, Revenue Bonds
Series 25-A
5.00%, due 11/1/22 (b)	1,775,000	1,834,588
Royal Oak Hospital Finance Authority, Beaumont Health, Revenue Bonds
5.00%, due 9/1/23	1,390,000	1,479,586
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/22	310,000	312,736
Insured: Q-SBLF
4.00%, due 5/1/25	1,785,000	1,943,730
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM
3.00%, due 5/1/22	360,000	362,298
Insured: BAM
3.00%, due 5/1/23	480,000	492,733
Insured: BAM
4.00%, due 5/1/24	500,000	532,010
Insured: BAM
4.00%, due 5/1/25	515,000	558,736
Universal Academy, Michigan Public School Academy, Revenue Bonds
2.00%, due 12/1/26	425,000	413,111
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds
Series C
5.00%, due 12/1/23	500,000	536,324
Wayne County Airport Authority, Revenue Bonds
Series F
5.00%, due 12/1/25 (b)	2,495,000	2,810,970
		47,415,288
Minnesota 0.8%
Becker Independent School District No. 726, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.00%, due 2/1/22	375,000	375,000
Series A, Insured: SD CRED PROG
5.00%, due 2/1/23	730,000	759,529
Series A, Insured: SD CRED PROG
5.00%, due 2/1/24	560,000	602,238

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Minneapolis MN, Unlimited General Obligation
0.60%, due 12/1/25	$ 5,000,000	$ 4,815,942
Duluth Independent School District No. 709, Certificate of Participation
Series A, Insured: SD CRED PROG
0.87%, due 2/1/24	390,000	383,191
Kenyon Wanamingo Independent School District No. 2172, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/23	830,000	847,134
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/23	200,000	207,926
Minnesota Office of Higher Education, Supplemental Student Loan Program, Revenue Bonds
5.00%, due 11/1/24 (b)	590,000	642,448
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Notes, Revenue Bonds
0.25%, due 8/1/22	1,250,000	1,247,825
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Notes, Revenue Notes
Series B
0.30%, due 8/1/22	1,500,000	1,497,277
Rockford Independent School District No. 883, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.00%, due 2/1/22	75,000	75,000
St. Francis Independent School District No. 15, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.00%, due 2/1/22	400,000	400,000
State of Minnesota, Various Purpose, Unlimited General Obligation
5.00%, due 8/1/23	795,000	811,627
State of Minnesota, Unlimited General Obligation
Series A
5.00%, due 8/1/25	3,380,000	3,589,430
		16,254,567
Mississippi 0.3%
City of Jackson MS, Unlimited General Obligation
5.00%, due 3/1/22	350,000	351,301
5.00%, due 3/1/23	325,000	339,681
5.00%, due 3/1/24	690,000	744,484
Series A, Insured: BAM
5.00%, due 5/1/26	145,000	161,876
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds
4.00%, due 3/1/24	330,000	349,644
Mississippi Development Bank, Municipal Energy Agency of Mississippi Power Supply Refunding Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 3/1/25	1,285,000	1,428,018
Insured: AGM
5.00%, due 3/1/27	300,000	342,152
State of Mississippi, Gaming Tax, Revenue Bonds
Series A
5.00%, due 10/15/22	1,000,000	1,029,822

	Principal Amount	Value
Long-Term Municipal Bonds
Mississippi
West Rankin Utility Authority, Revenue Bonds
Insured: AGM
5.00%, due 1/1/26	$ 435,000	$ 482,404
		5,229,382
Missouri 0.4%
City of St Louis MO, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/23	3,000,000	3,176,319
City of St Louis MO, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 2/15/30	400,000	455,473
Fort Zumwalt School District, MO Direct Deposit Program, Unlimited General Obligation
Series A, Insured: State Aid Direct Deposit
4.00%, due 3/1/22	500,000	501,523
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
5.00%, due 2/15/25	160,000	177,577
5.00%, due 2/15/26	225,000	256,584
5.00%, due 2/15/27	250,000	292,051
5.00%, due 2/15/28	260,000	309,608
Hickman Mills C-1 School District, MO Direct Deposit Program, Unlimited General Obligation
Insured: State Aid Direct Deposit
4.00%, due 3/1/27	665,000	703,313
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/22	100,000	99,938
Insured: AGC-ICC AMBAC
(zero coupon), due 4/15/23	880,000	872,184
Lincoln University, Auxiliary System, Revenue Bonds
Insured: AGM
5.00%, due 6/1/22	300,000	304,469
Insured: AGM
5.00%, due 6/1/23	320,000	337,207
		7,486,246
Montana 0.2%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
Series A
2.00%, due 7/1/22	290,000	291,808
Series A
2.00%, due 7/1/23	250,000	253,995
4.00%, due 7/1/22	450,000	456,522
4.00%, due 7/1/23	315,000	328,867
4.00%, due 7/1/25	715,000	779,595
4.00%, due 7/1/26	750,000	833,906
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
4.378%, due 7/1/22	915,000	925,397

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
State of Montana, Unlimited General Obligation
Series C
5.00%, due 8/1/22	$ 225,000	$ 230,137
Series C
5.00%, due 8/1/24	440,000	482,774
		4,583,001
Nebraska 1.1%
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (a)	9,845,000	10,474,896
Central Plains Energy Project, Nebraska Gas Project No. 3, Revenue Bonds
5.25%, due 9/1/37	3,500,000	3,592,251
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/15/22	585,000	601,839
Series B, Insured: AGM
4.00%, due 12/15/23	650,000	685,547
City of Grand Island NE, Combined Utility System, Revenue Bonds
Series A, Insured: AGM
4.00%, due 8/15/22	500,000	509,317
Series A, Insured: AGM
4.00%, due 8/15/23	400,000	418,495
Series A, Insured: AGM
4.00%, due 8/15/24	400,000	427,887
Lincoln Airport Authority, Revenue Bonds
5.00%, due 7/1/23	780,000	825,729
5.00%, due 7/1/24	745,000	812,780
5.00%, due 7/1/25	575,000	645,680
5.00%, due 7/1/26	790,000	910,265
5.00%, due 7/1/27	1,300,000	1,532,469
Omaha Airport Authority, Revenue Bonds
Series A
5.00%, due 12/15/22 (b)	620,000	643,598
Omaha Public Power District, Revenue Bonds
Series A
5.00%, due 2/1/25	65,000	65,000
Series A
5.00%, due 2/1/26	90,000	90,000
University of Nebraska Facilities Corp., UNMC Utiity Improvement Project, Revenue Bonds
2.00%, due 2/15/23	200,000	202,846
		22,438,599
Nevada 0.5%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
3.00%, due 6/15/22	750,000	757,298
Series A, Insured: AGM
3.00%, due 6/15/23	650,000	670,003

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Clark County School District, Limited General Obligation
Series A, Insured: AGM
3.00%, due 6/15/24	$ 650,000	$ 679,090
Series C
5.00%, due 6/15/22	1,520,000	1,546,002
Series C
5.00%, due 6/15/23	1,650,000	1,745,653
Series C
5.00%, due 6/15/23	500,000	528,986
Series D
5.00%, due 6/15/27	275,000	284,805
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.00%, due 7/1/23	150,000	158,554
Series B
5.00%, due 7/1/29	290,000	345,998
Las Vegas Valley Water District, Limited General Obligation
Series A
5.00%, due 6/1/23	110,000	116,217
State of Nevada, Limited General Obligation
Series B
5.00%, due 5/1/22	2,000,000	2,023,139
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
5.00%, due 10/1/22	300,000	308,994
Series A
5.00%, due 10/1/23	535,000	571,312
		9,736,051
New Hampshire 0.0% ‡
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
5.00%, due 1/1/23 (b)	600,000	622,597
New Jersey 6.7%
Atlantic City Board of Education, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 4/1/24	325,000	344,682
Bergen County Improvement Authority (The), Bergen New Bridge Medical Centre Project, Revenue Bonds
Insured: County Guaranteed
3.00%, due 8/15/22	3,270,000	3,309,232
Borough of Wenonah NJ, Unlimited General Obligation
Insured: BAM
4.00%, due 10/15/23	365,000	383,474
Insured: BAM
4.00%, due 10/15/24	370,000	396,751
Buena Regional School District, County of Atlantic, New Jersey School Energy Savings, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	220,000	240,815

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Camden County Improvement Authority (The), Rowan University Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/24	$ 2,000,000	$ 2,177,955
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.00%, due 11/1/27	500,000	541,196
City of Bridgeton NJ, General Improvement and Water\Sewer Utility Bonds, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/26	625,000	662,662
Insured: BAM
3.00%, due 3/1/27	390,000	416,503
Insured: BAM
3.00%, due 3/1/28	855,000	918,026
City of Clifton NJ, Unlimited General Obligation
Insured: BAM
2.00%, due 8/15/22	1,000,000	1,007,940
City of East Orange NJ, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 7/15/24	375,000	409,139
City of Millville NJ, Unlimited General Obligation
Insured: AGM
3.00%, due 11/1/23	250,000	250,459
City of Newark NJ, Unlimited General Obligation
Series B, Insured: SCH BD RES FD
5.00%, due 10/1/22	500,000	513,631
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/23	1,000,000	1,061,866
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/24	1,000,000	1,091,178
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/24	1,150,000	1,254,855
Series C, Insured: AGM State Aid Withholding
5.00%, due 10/1/24	145,000	158,221
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/25	1,400,000	1,568,060
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/25	500,000	560,021
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/26	700,000	803,211
City of Orange Township NJ, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 12/1/25	1,025,000	1,128,506
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/22	615,000	626,556
Insured: AGM
5.00%, due 7/1/23	735,000	777,662

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/24	$ 760,000	$ 829,716
Insured: AGM
5.00%, due 7/1/26	735,000	846,211
City of Trenton NJ, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 7/15/24	875,000	933,799
City of Union City NJ, Unlimited General Obligation
Insured: AGM State Aid Withholding
0.05%, due 8/1/24	1,430,000	1,370,538
Insured: AGM State Aid Withholding
2.25%, due 8/1/25	910,000	931,761
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds (c)
1.96%, due 8/1/22	350,000	349,431
2.37%, due 8/1/23	500,000	497,213
2.72%, due 8/1/24	500,000	494,381
3.00%, due 8/1/25	700,000	688,268
4.00%, due 7/15/22	225,000	228,150
4.00%, due 7/15/24	200,000	210,210
4.00%, due 7/15/26	385,000	415,228
Garden State Preservation Trust, Revenue Bonds
Series B, Insured: AGM
(zero coupon), due 11/1/22	140,000	139,041
Series A
5.00%, due 11/1/22	1,200,000	1,235,146
Garden State Preservation Trust, Capital Appreciation, Revenue Bonds
Series B, Insured: AGM
(zero coupon), due 11/1/23	175,000	170,910
Gloucester County Improvement Authority (The), Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/24	1,300,000	1,415,671
Greater Egg Harbor Regional High School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
5.00%, due 2/1/23	700,000	729,675
Hamilton Township School District, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 2/1/22	270,000	270,000
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 3/1/23	355,000	366,678
Morris-Union Jointure Commission, Certificate of Participation
Insured: AGM
5.00%, due 8/1/26	420,000	443,565
New Brunswick Parking Authority, Revenue Bonds
Series B, Insured: MUN GOVT GTD
5.00%, due 9/1/22	700,000	717,355

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Brunswick Parking Authority, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/24	$ 900,000	$ 986,747
Series B, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/25	900,000	1,016,003
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series E
0.85%, due 12/1/25 (b)	1,550,000	1,489,305
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
5.00%, due 6/15/22	200,000	203,157
Series QQQ
5.00%, due 6/15/23	220,000	231,822
Series QQQ
5.00%, due 6/15/24	300,000	326,033
New Jersey Economic Development Authority, Facilities Construction, Revenue Bonds
Series FFF
5.00%, due 6/15/23	750,000	790,303
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/23	2,500,000	2,638,193
Series A, Insured: BAM
5.00%, due 7/1/27	2,275,000	2,694,193
New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
5.00%, due 6/15/24	410,000	415,855
New Jersey Economic Development Authority, New Jersey Transit Corp., Revenue Bonds
Series B
5.00%, due 11/1/25	4,035,000	4,552,224
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	275,000	323,872
New Jersey Economic Development Authority, School Facility Surcharge, Revenue Bonds
Series N-1, Insured: NATL
5.50%, due 9/1/23	1,500,000	1,603,015
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	3,000,000	3,363,423
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
5.00%, due 7/1/24	2,500,000	2,546,870
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/25	3,000,000	3,056,244
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series A
5.00%, due 12/1/24	1,750,000	1,930,154

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/25 (b)	$ 250,000	$ 281,561
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds
Insured: BHAC-CR AMBAC
(zero coupon), due 12/15/24	750,000	721,619
Series AA, Insured: AMBAC
(zero coupon), due 12/15/24	3,360,000	3,207,172
Series C, Insured: AGC-ICC AMBAC
(zero coupon), due 12/15/24	375,000	359,475
Series C, Insured: AGC-ICC AMBAC
(zero coupon), due 12/15/25	410,000	384,987
Insured: BHAC-CR
(zero coupon), due 12/15/27	625,000	562,333
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/24	560,000	533,162
Series A, Insured: NATL
5.75%, due 6/15/24	1,435,000	1,583,841
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/25	390,000	362,434
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds
Series AA
5.00%, due 6/15/22	1,500,000	1,523,680
New Jersey Transportation Trust Fund Authority, Highway Reimbursement Notes, Revenue Bonds
5.00%, due 6/15/23	355,000	375,128
5.00%, due 6/15/24	8,175,000	8,892,130
Series A1
5.00%, due 6/15/25	360,000	403,235
5.00%, due 6/15/31	500,000	570,053
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/38	1,845,000	1,875,437
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series B, Insured: AMBAC
5.25%, due 12/15/22	5,000,000	5,185,960
Series B, Insured: AMBAC
5.25%, due 12/15/23	1,190,000	1,278,859
Newark Board of Education, School Energy Saving, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 7/15/25	600,000	673,191
Insured: BAM SCH BD RES FD
5.00%, due 7/15/26	625,000	718,538
Insured: BAM SCH BD RES FD
5.00%, due 7/15/28	750,000	898,547
Insured: BAM SCH BD RES FD
5.00%, due 7/15/29	1,350,000	1,647,774

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
North Brunswick Township Board of Education, Unlimited General Obligation
Series A, Insured: SCH BD RES FD
4.00%, due 7/15/22	$ 720,000	$ 731,435
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/24	1,800,000	1,886,584
Series H, Insured: AGM
5.00%, due 12/1/23	2,190,000	2,345,780
Series H, Insured: AGM
5.00%, due 12/1/24	1,510,000	1,666,336
Plainfield Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 8/1/24	1,000,000	1,089,181
Insured: BAM SCH BD RES FD
5.00%, due 8/1/25	1,000,000	1,120,087
Plumsted Township School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 7/15/22	430,000	436,711
Insured: AGM SCH BD RES FD
4.00%, due 7/15/23	440,000	459,554
Salem County Improvement Authority, Finlaw State Office Building Project, Revenue Bonds
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/23	300,000	312,511
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/27	505,000	557,791
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/28	400,000	445,699
Insured: AGM MUN GOVT GTD
4.00%, due 8/15/29	300,000	337,374
South Jersey Transportation Authority, Revenue Bonds
Series A
5.00%, due 11/1/26	500,000	548,985
Series A
5.00%, due 11/1/27	500,000	549,526
Series A
5.00%, due 11/1/28	750,000	819,361
Series A
5.00%, due 11/1/29	1,200,000	1,308,473
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
4.00%, due 6/1/23	6,500,000	6,756,724
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/24	250,000	271,363
5.00%, due 6/1/26	275,000	306,985
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/22	1,250,000	1,267,147
Series A
5.00%, due 6/1/23	1,000,000	1,053,145

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/24	$ 8,250,000	$ 8,962,071
Township of Belleville NJ, General Improvement, Water Utility, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/23	740,000	756,095
Insured: BAM
3.00%, due 2/1/24	1,520,000	1,575,417
Township of Haddon NJ, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	170,000	170,361
Insured: AGM
3.00%, due 3/1/23	480,000	491,428
Insured: AGM
3.00%, due 3/1/24	1,040,000	1,080,139
Township of Irvington NJ, Unlimited General Obligation
Insured: BAM
3.00%, due 6/1/25	200,000	210,792
Township of Lower NJ, Unlimited General Obligation
Insured: AGM-CR
4.00%, due 7/15/23	345,000	360,127
Union Township Board of Education, Green Bond, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 8/15/24	125,000	133,877
Insured: BAM State Aid Withholding
4.00%, due 8/15/25	290,000	317,405
Insured: BAM State Aid Withholding
4.00%, due 8/15/26	230,000	256,213
Washington Borough Board of Education, Unlimited General Obligation
Insured: AGM
4.00%, due 7/15/24	120,000	128,426
		132,805,180
New Mexico 0.1%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/23	1,165,000	1,237,546
City of Albuquerque NM, Unlimited General Obligation
Series A
5.00%, due 7/1/24	150,000	158,772
County of Colfax NM, Tax Receipts, Revenue Bonds
Insured: BAM
3.00%, due 8/1/22	265,000	267,399
Insured: BAM
3.00%, due 8/1/23	270,000	276,714
Insured: BAM
3.00%, due 8/1/24	280,000	290,355

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico
Village of Los Ranchos de Albuquerque NM, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	$ 135,000	$ 140,458
4.00%, due 9/1/24	100,000	106,028
4.00%, due 9/1/25	150,000	161,860
5.00%, due 9/1/26	170,000	193,802
		2,832,934
New York 7.0%
Albany County Airport Authority, Revenue Bonds
Series B
5.00%, due 12/15/22 (b)	250,000	259,404
Series B
5.00%, due 12/15/23 (b)	200,000	214,206
Series A
5.00%, due 12/15/24	60,000	66,457
Series A
5.00%, due 12/15/24	480,000	530,015
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Insured: BAM
5.00%, due 10/1/22	155,000	159,489
Insured: BAM
5.00%, due 10/1/23	225,000	239,730
Insured: BAM
5.00%, due 10/1/24	230,000	252,429
Insured: BAM
5.00%, due 10/1/26	340,000	393,273
Brookfield Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 6/15/22	310,000	312,889
Broome County Local Development Corp., United Health Services Hospitals, Revenue Bonds
Insured: AGM
5.00%, due 4/1/24	700,000	757,306
Insured: AGM
5.00%, due 4/1/25	800,000	891,430
City of Elmira City NY, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 5/1/25	865,000	939,323
Insured: AGM
4.00%, due 5/1/26	895,000	991,561
Insured: AGM
4.00%, due 5/1/28	355,000	405,843
Insured: AGM
4.00%, due 5/1/29	140,000	162,102
City of New York NY, Unlimited General Obligation
Series B-1
4.00%, due 10/1/24	300,000	322,733
Series H3
5.00%, due 8/1/22	300,000	306,835

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of Olean NY, Limited General Obligation
Insured: AGM
4.00%, due 8/1/25	$ 415,000	$ 451,479
City of Yonkers NY, Limited General Obligation
Series E, Insured: AGM
5.00%, due 9/1/23	3,035,000	3,230,608
Series C, Insured: BAM
5.00%, due 10/1/23	1,485,000	1,584,512
County of Rockland NY, Public Improvement, Limited General Obligation
Series C, Insured: AGM
4.00%, due 5/1/23	2,000,000	2,081,631
County of Suffolk NY, Limited General Obligation
Series A, Insured: AGM
4.00%, due 2/1/24	70,000	74,030
Insured: AGM
5.00%, due 2/1/22	430,000	430,000
Series B, Insured: AGM
5.00%, due 10/1/22	2,045,000	2,105,055
Series C, Insured: BAM
5.00%, due 2/1/23	495,000	515,833
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 10/15/25	3,300,000	3,734,021
Series A, Insured: AGM
5.00%, due 6/1/26	685,000	787,566
Dutchess County Local Development Corp., Health Quest Systems, Revenue Bonds
Series A
5.00%, due 7/1/22	500,000	509,163
Erie County Industrial Development Agency (The), City School District Buffalo Project, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 5/1/27	1,095,000	1,243,952
Hempstead Union Free School District, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.00%, due 6/30/22	5,000,000	5,004,639
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 6/1/23	160,000	157,653
Series C
0.764%, due 3/1/23	2,080,000	2,076,052
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S
4.00%, due 2/1/22	1,900,000	1,900,000
Series A
4.00%, due 11/15/26	225,000	253,306
Series B-1
5.00%, due 5/15/22	10,065,000	10,184,163
Series D-1
5.00%, due 9/1/22	835,000	854,418

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 2/1/23	$ 950,000	$ 985,526
Series A
5.00%, due 11/15/25	1,850,000	2,111,060
Series A
5.00%, due 11/15/26	1,225,000	1,264,450
Series D
5.00%, due 11/15/26	2,500,000	2,576,085
Series B, Insured: AMBAC
5.25%, due 11/15/24	7,695,000	8,541,513
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 3/1/22	6,425,000	6,448,472
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B
5.00%, due 11/15/23	1,245,000	1,330,001
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-2
5.00%, due 11/15/24	700,000	775,955
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
5.00%, due 12/1/23	700,000	748,602
5.00%, due 12/1/25	1,250,000	1,411,784
Mount Vernon City School District, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/15/24	150,000	163,406
Insured: State Aid Withholding
5.00%, due 8/15/26	1,040,000	1,194,207
Nassau County Local Economic Assistance Corp., Winthrop-University Association Project, Revenue Bonds
5.00%, due 7/1/22	1,000,000	1,018,452
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
5.00%, due 1/1/24	1,250,000	1,343,253
Insured: AGM
5.00%, due 1/1/25	1,250,000	1,382,802
Insured: AGM
5.00%, due 1/1/26	1,000,000	1,135,492
Insured: AGM
5.00%, due 1/1/27	1,500,000	1,743,368
Insured: NATL
7.669%, due 3/1/24 (f)	500,000	521,771
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/27	400,000	452,042
New York State Dormitory Authority, Interagency Coumcil Pooled Loan Program, Revenue Bonds
4.00%, due 7/1/22	400,000	405,511
4.00%, due 7/1/23	430,000	447,875

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, St Joseph's College, Revenue Bonds
Series A
5.00%, due 7/1/22	$ 420,000	$ 426,953
Series A
5.00%, due 7/1/23	880,000	924,818
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Insured: AGM State Aid Withholding
5.00%, due 10/1/22	140,000	140,546
Series C, Insured: State Aid Withholding
5.00%, due 10/1/26	1,000,000	1,029,163
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/23	1,000,000	1,048,367
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/23	4,150,000	4,425,957
New York State Dormitory Authority, Frodham University, Revenue Bonds
5.00%, due 7/1/24	665,000	725,835
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
5.00%, due 8/1/25	1,535,000	1,719,891
New York State Dormitory Authority, General Purpose, Revenue Bonds
Series A
5.00%, due 12/15/26	750,000	777,543
New York State Energy Research & Development Authority, Green Bond, Revenue Bonds
Series A
3.745%, due 4/1/24	1,100,000	1,142,984
Series A
3.845%, due 4/1/25	1,100,000	1,153,445
New York State Environmental Facilities Corp., Green Bond, Revenue Bonds
5.00%, due 3/15/26	110,000	123,096
New York Transportation Development Corp., Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project, Revenue Bonds
5.00%, due 1/1/23 (b)	4,335,000	4,492,676
New York Transportation Development Corp., Terminal One Group Association LP, Revenue Bonds
5.00%, due 1/1/23 (b)	1,000,000	1,036,820
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/23 (b)	1,700,000	1,806,209
5.00%, due 12/1/23	2,000,000	2,128,325
5.00%, due 12/1/24 (b)	3,375,000	3,689,849
5.00%, due 12/1/25 (b)	3,690,000	4,113,590
5.00%, due 12/1/25	1,600,000	1,789,332
Niagara Falls City School District, Certificate of Participation
Insured: AGM
4.00%, due 6/15/26	200,000	212,164
Insured: AGM
5.00%, due 6/15/23	1,170,000	1,235,347
Insured: AGM
5.00%, due 6/15/24	1,100,000	1,191,917

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Niagara Falls City School District, Certificate of Participation
Insured: AGM
5.00%, due 6/15/25	$ 1,000,000	$ 1,085,272
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 6/15/25	1,375,000	1,542,552
Niagara Frontier Transportation Authority, Revenue Bonds
5.00%, due 4/1/23 (b)	825,000	864,859
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/23 (b)	2,195,000	2,301,049
Onondaga Civic Development Corp., Upstate Properties Development, Inc. Project, Revenue Bonds
Insured: BAM
1.015%, due 12/1/22	655,000	654,633
Insured: BAM
1.078%, due 12/1/23	690,000	684,643
Insured: BAM
1.167%, due 12/1/24	700,000	688,758
Port Authority of New York & New Jersey, Revenue Bonds
Series 173
4.00%, due 12/1/26	220,000	222,478
Series 188
5.00%, due 5/1/24 (b)	665,000	720,587
Series 178
5.00%, due 12/1/25 (b)	265,000	283,149
Series 179
5.00%, due 12/1/25	190,000	203,983
5.00%, due 12/15/25	150,000	163,823
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/26	1,280,000	1,391,654
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-1
0.45%, due 6/1/31	1,500,000	1,438,409
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/23	615,000	649,711
5.00%, due 7/1/24	700,000	758,273
5.00%, due 7/1/25	785,000	873,419
Town of Oyster Bay NY, Limited General Obligation
Insured: AGM
3.25%, due 8/1/22	50,000	50,682
Insured: BAM
4.00%, due 2/15/22	110,000	110,146
4.00%, due 11/1/22	945,000	968,535
Insured: BAM
4.00%, due 11/1/23	365,000	384,123
Insured: BAM
4.00%, due 2/15/24	115,000	121,617

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Town of Oyster Bay NY, Limited General Obligation
4.00%, due 3/1/24	$ 1,050,000	$ 1,111,610
Insured: BAM
4.00%, due 11/1/24	930,000	999,766
Insured: BAM
4.00%, due 11/1/25	1,300,000	1,424,413
Town of Poughkeepsie NY, Library Purpose, Limited General Obligation
Insured: BAM
3.125%, due 12/15/24	100,000	101,791
Whitesboro Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 6/15/25	2,325,000	2,539,152
		138,058,647
North Carolina 0.8%
County of Cabarrus NC, Installment Financing Program, Revenue Bonds
5.00%, due 6/1/22	150,000	152,305
County of Guilford NC, Unlimited General Obligation
4.00%, due 3/1/26	200,000	222,718
North Carolina Capital Facilities Finance Agency, Campbell University, Revenue Bonds
Series B
0.88%, due 10/1/22	970,000	966,839
Series B
1.05%, due 10/1/23	1,000,000	986,630
North Carolina Capital Facilities Finance Agency, High Point University, Revenue Bonds
4.00%, due 5/1/23	250,000	259,631
4.00%, due 5/1/24	190,000	201,204
5.00%, due 5/1/25	240,000	266,769
5.00%, due 5/1/26	275,000	313,412
5.00%, due 5/1/27	395,000	459,775
5.00%, due 5/1/28	400,000	473,928
North Carolina Turnpike Authority, Revenue Bonds
Series A
5.00%, due 7/1/23	250,000	263,965
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	10,000,000	10,737,764
Winston-Salem State University, Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/24	500,000	543,812
		15,848,752
North Dakota 0.4%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
5.00%, due 12/1/23	160,000	171,381
5.00%, due 12/1/24	150,000	165,398
5.00%, due 12/1/25	215,000	243,256
5.00%, due 12/1/26	275,000	318,559

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota
County of Ward ND, Limited General Obligation
Insured: AGM
5.00%, due 4/1/22	$ 5,300,000	$ 5,340,898
University of North Dakota, Certificate of Participation
Series A, Insured: AGM
5.00%, due 6/1/24	800,000	872,035
		7,111,527
Ohio 1.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.00%, due 11/15/25	250,000	281,149
5.00%, due 11/15/26	400,000	460,866
Bethel Local School District, School Facilities, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	120,000	123,197
Insured: BAM
4.00%, due 12/1/23	175,000	184,056
Insured: BAM
4.00%, due 12/1/24	250,000	268,810
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-1
2.00%, due 6/1/27	5,370,000	5,244,750
City of Cleveland OH, Airport System, Revenue Bonds
Series B
5.00%, due 1/1/23 (b)	400,000	415,552
Series C
5.00%, due 1/1/24	430,000	462,335
City of Dayton OH, Airport, Revenue Bonds (b)
Series A, Insured: AGM
5.00%, due 12/1/23	1,155,000	1,170,364
Insured: AGM
5.00%, due 12/1/25	585,000	593,299
City of Lorain OH, Limited General Obligation
Insured: BAM
3.00%, due 12/1/22	300,000	305,741
Insured: BAM
3.00%, due 12/1/24	800,000	838,254
Series A, Insured: BAM
4.00%, due 12/1/23	300,000	315,804
City of Middleburg Heights OH, Southwest General Health Center Project, Revenue Bonds
1.949%, due 8/1/22	200,000	200,748
4.00%, due 8/1/22	160,000	162,730
4.00%, due 8/1/23	125,000	130,602
4.00%, due 8/1/24	180,000	191,556
4.00%, due 8/1/25	150,000	162,810
City of Sharonville OH, Revenue Bonds
Insured: BAM
4.00%, due 12/1/22	300,000	308,475

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
City of Sharonville OH, Revenue Bonds
Insured: BAM
4.00%, due 12/1/23	$ 580,000	$ 611,097
Insured: BAM
4.00%, due 12/1/24	745,000	802,132
Insured: BAM
4.00%, due 12/1/25	715,000	784,389
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Natural History Project, Revenue Bonds
5.00%, due 7/1/25	125,000	139,610
5.00%, due 7/1/26	125,000	142,877
5.00%, due 7/1/27	125,000	145,726
5.00%, due 7/1/28	125,000	148,146
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
3.00%, due 12/1/22	355,000	361,854
Insured: BAM
3.00%, due 12/1/23	365,000	377,969
Insured: BAM
3.00%, due 12/1/24	265,000	278,353
Insured: BAM
3.00%, due 12/1/25	235,000	249,522
Insured: BAM
3.75%, due 3/1/34	60,000	60,163
Insured: BAM
4.00%, due 12/1/26	275,000	307,587
Conotton Valley Union Local School District, School Facilities Project, Certificate of Participation
Insured: AGM
5.00%, due 12/1/26	300,000	340,146
Hillsdale Local School District, School Facilities Project, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	1,200,000	1,232,681
Insured: BAM
4.00%, due 12/1/23	675,000	710,559
Lancaster Port Authority, Revenue Bonds
Series A
5.00%, due 8/1/22	235,000	240,151
Series A
5.00%, due 8/1/49 (a)	5,500,000	6,079,071
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, due 10/1/22	385,000	396,018
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series E
5.00%, due 1/15/23	400,000	415,937
Series E
5.00%, due 1/15/24	400,000	429,855
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/24	135,000	147,884
5.00%, due 11/15/25	140,000	157,169

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/26	$ 140,000	$ 160,816
Triway Local School District, Certificate of Participation
Insured: BAM
3.00%, due 12/1/24	400,000	419,698
Insured: BAM
4.00%, due 12/1/26	630,000	702,158
		27,662,666
Oklahoma 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds (b)
Series A, Insured: BAM
5.00%, due 6/1/23	1,285,000	1,353,570
Series A, Insured: BAM
5.625%, due 6/1/38	225,000	238,861
		1,592,431
Oregon 0.5%
Clackamas County School District No. 12 North Clackamas, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/24	100,000	109,264
Columbia County School District No. 502, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/26	565,000	640,922
County of Yamhill OR, George Fox University Project, Revenue Bonds
4.00%, due 12/1/22	175,000	179,618
4.00%, due 12/1/23	150,000	157,538
4.00%, due 12/1/25	780,000	850,206
Salem-Keizer School District No. 24J, Limited General Obligation
(zero coupon), due 6/15/23	1,700,000	1,679,522
(zero coupon), due 6/15/24	1,785,000	1,735,866
(zero coupon), due 6/15/25	1,830,000	1,749,355
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
2.015%, due 11/1/25	750,000	739,307
2.165%, due 11/1/26	1,000,000	985,136
2.37%, due 11/1/27	1,000,000	985,546
		9,812,280
Pennsylvania 3.8%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
4.00%, due 9/1/22	900,000	917,216
Series A, Insured: AGM State Aid Withholding
4.00%, due 9/1/24	730,000	776,488
Series A, Insured: AGM State Aid Withholding
4.00%, due 9/1/25	1,130,000	1,223,443
Allegheny Valley Joint Sewage Authority, Green Bond, Revenue Bonds
Insured: BAM
4.00%, due 8/1/23	100,000	104,558

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Bellwood-Antis School District, Limited General Obligation
Series AA, Insured: BAM State Aid Withholding
3.00%, due 6/1/23	$ 285,000	$ 293,190
Series A, Insured: BAM State Aid Withholding
3.00%, due 6/1/24	465,000	485,525
Series AA, Insured: BAM State Aid Withholding
3.00%, due 6/1/24	290,000	302,801
Bermudian Springs School District, Adams County, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 5/1/24	230,000	243,300
Bethlehem Area School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 2/1/25	150,000	167,091
Borough of Carnegie, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/24	115,000	120,007
Insured: BAM
3.00%, due 8/15/25	100,000	105,646
Borough of Quakertown PA, Unlimited General Obligation
Insured: AGM
2.00%, due 2/1/22	255,000	255,000
Insured: AGM
4.00%, due 2/1/23	275,000	283,540
Insured: AGM
4.00%, due 2/1/24	305,000	321,814
Brownsville Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 11/15/22	375,000	384,776
Butler Area Sewer Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/22	120,000	122,214
Insured: BAM
5.00%, due 7/1/23	335,000	354,249
Insured: BAM
5.00%, due 7/1/25	360,000	404,124
Chichester School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL State Aid Withholding
(zero coupon), due 3/1/22	1,000,000	999,681
Insured: NATL State Aid Withholding
(zero coupon), due 3/1/25	125,000	119,771
City of Allentown PA, Unlimited General Obligation
Insured: BAM
4.00%, due 10/1/22	175,000	178,851
Insured: BAM
4.00%, due 10/1/23	410,000	429,190
Insured: BAM
4.00%, due 10/1/24	675,000	721,913

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Allentown PA, Unlimited General Obligation
Insured: BAM
4.00%, due 10/1/25	$ 245,000	$ 267,283
City of Bethlehem PA, Unlimited General Obligation
Insured: BAM
5.00%, due 4/1/24	225,000	243,925
City of Lancaster PA, Limited General Obligation
Series A, Insured: AGM
4.00%, due 11/1/24	1,290,000	1,387,136
City of Lancaster PA, Unlimited General Obligation
Insured: BAM
5.00%, due 5/1/24	925,000	1,001,460
City of Philadelphia PA, Airport, Revenue Bonds (b)
Series B
5.00%, due 7/1/22	1,920,000	1,954,942
Series B
5.00%, due 7/1/23	2,000,000	2,113,172
City of Pittsburgh PA, Unlimited General Obligation
Series A
5.00%, due 9/1/22	2,060,000	2,112,540
City of Pittston PA, Unlimited General Obligation
Series A, Insured: BAM
1.00%, due 11/15/22	125,000	125,363
Series A, Insured: BAM
4.00%, due 11/15/23	175,000	182,832
Series A, Insured: BAM
4.00%, due 11/15/24	265,000	281,292
Series A, Insured: BAM
4.00%, due 11/15/25	275,000	296,360
City of Reading PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 11/1/24	1,665,000	1,820,065
City of Williamsport PA, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/25	500,000	558,794
Insured: AGM
5.00%, due 7/1/26	475,000	544,897
Commonwealth of Pennsylvania, Certificate of Participation
Insured: AGM
5.00%, due 11/1/22	1,015,000	1,047,829
County of Lackawanna PA, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 9/15/29	100,000	103,178
County of Lawrence PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 5/15/24	545,000	591,145

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
County of Mercer PA, Unlimited General Obligation
Insured: BAM
2.00%, due 10/1/22	$ 325,000	$ 327,985
Deer Creek Drainage Basin Authority, Revenue Bonds
Insured: AGM
3.00%, due 12/1/23	235,000	243,307
Insured: AGM
5.00%, due 12/1/25	365,000	413,115
Insured: AGM
5.00%, due 12/1/26	265,000	306,708
Derry Township Municipal Authority, Revenue Bonds
Series A
4.00%, due 12/15/23	350,000	369,074
Forest City Regional School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 7/1/23	520,000	542,966
Forest Hills School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 8/15/25	285,000	321,759
Insured: BAM State Aid Withholding
5.00%, due 8/15/26	295,000	342,248
Greencastle-Antrim School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 4/15/26	475,000	544,706
Lancaster Higher Education Authority, Harrisburg Area Community College Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/24	465,000	511,504
Lancaster School District, Limited General Obligation
Series B, Insured: AGM State Aid Withholding
4.00%, due 6/1/22	1,060,000	1,072,258
Laurel Highlands School District, Limited General Obligation
Insured: BAM State Aid Withholding
3.00%, due 2/1/22	100,000	100,000
Insured: BAM State Aid Withholding
4.00%, due 2/1/23	300,000	308,860
Insured: BAM State Aid Withholding
4.00%, due 2/1/24	315,000	330,831
Insured: BAM State Aid Withholding
4.00%, due 2/1/25	345,000	369,625
Lycoming County Authority, Pennsylvania College of Technology Project, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	675,000	714,278
Mckeesport Area School District, Capital Appreciation, Unlimited General Obligation
Series C, Insured: AMBAC State Aid Withholding
(zero coupon), due 10/1/28	145,000	122,631
Milton Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
2.00%, due 3/1/22	235,000	235,286

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Milton Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 9/1/23	$ 825,000	$ 862,722
Insured: AGM State Aid Withholding
5.00%, due 9/1/24	865,000	948,606
Insured: AGM State Aid Withholding
5.00%, due 9/1/25	900,000	1,016,003
Insured: AGM State Aid Withholding
5.00%, due 9/1/26	565,000	655,166
Montgomery County Industrial Development Authority, Jefferson Health System, Revenue Bonds
Series A
5.00%, due 10/1/41	2,000,000	2,015,198
Mount Union Area School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 8/1/22	875,000	889,710
Insured: BAM State Aid Withholding
4.00%, due 8/1/23	1,175,000	1,227,661
Insured: BAM State Aid Withholding
4.00%, due 8/1/24	915,000	976,772
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 11/1/22	460,000	471,491
Series B, Insured: AGM
4.00%, due 11/1/23	480,000	504,890
North Huntingdon Township Municipal Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/28	200,000	239,169
Insured: AGM
5.00%, due 4/1/29	365,000	444,770
Norwin School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 11/15/22	165,000	170,726
Insured: BAM State Aid Withholding
5.00%, due 11/15/23	175,000	187,451
Insured: BAM State Aid Withholding
5.00%, due 11/15/25	190,000	216,000
Octorara Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 4/1/22	350,000	352,017
Panther Valley School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 10/15/23	400,000	419,550
Insured: BAM State Aid Withholding
4.00%, due 10/15/24	400,000	428,920
Insured: BAM State Aid Withholding
4.00%, due 10/15/25	325,000	355,675
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp., Revenue Bonds
0.40%, due 10/1/23	5,000,000	4,915,912

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Economic Development Financing Authority, Water & Wastewater, Revenue Bonds
3.00%, due 1/1/23	$ 745,000	$ 758,015
Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds
5.00%, due 5/1/24	325,000	351,563
Pennsylvania Turnpike Commission, Revenue Bonds
Series C
4.00%, due 12/1/22	1,000,000	1,028,250
Philadelphia Gas Works Co., Revenue Bonds
5.00%, due 8/1/22	150,000	153,326
5.00%, due 10/1/24	1,000,000	1,096,411
Philadelphia Municipal Authority, Revenue Bonds
Series B, Insured: AGM
5.00%, due 1/15/23	825,000	857,547
Pittsburgh School District, Limited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 9/1/26	285,000	298,767
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/25	1,575,000	1,674,710
Pottstown School District, Limited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/1/22	330,000	333,849
Insured: BAM State Aid Withholding
4.00%, due 6/1/23	375,000	389,811
Insured: BAM State Aid Withholding
4.00%, due 6/1/24	650,000	687,428
Riverside School District, Limited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/22	225,000	227,005
Insured: BAM State Aid Withholding
4.00%, due 10/15/25	275,000	300,226
School District of Philadelphia (The), Limited General Obligation
Series F, Insured: BAM State Aid Withholding
5.00%, due 9/1/25	500,000	566,324
Series A, Insured: State Aid Withholding
5.00%, due 9/1/26	550,000	637,773
Shikellamy School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
4.00%, due 9/1/25	1,015,000	1,111,927
Somerset Area School District, Limited General Obligation
Insured: AGM State Aid Withholding
2.00%, due 2/15/22	425,000	425,257
South Wayne County Water and Sewer Authority, Revenue Bonds
Insured: BAM
1.00%, due 2/15/22	300,000	300,067
Insured: BAM
2.00%, due 2/15/23	200,000	202,325

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
South Wayne County Water and Sewer Authority, Revenue Bonds
Insured: BAM
4.00%, due 2/15/25	$ 440,000	$ 474,869
Insured: BAM
4.00%, due 2/15/26	410,000	451,013
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
4.00%, due 2/1/22	1,120,000	1,120,000
State Public School Building Authority, Crawford County Career and Technical Center, Revenue Bonds
Insured: BAM State Aid Withholding
4.00%, due 3/1/22	375,000	376,102
Insured: BAM State Aid Withholding
4.00%, due 3/1/23	395,000	408,733
Insured: BAM State Aid Withholding
4.00%, due 3/1/24	405,000	426,704
Insured: BAM State Aid Withholding
4.00%, due 3/1/25	150,000	161,096
Insured: BAM State Aid Withholding
4.00%, due 3/1/26	185,000	201,988
State Public School Building Authority, Central Montgomery County Area Vocational Technical School, Revenue Bonds
Insured: BAM State Aid Withholding
4.00%, due 5/15/22	1,000,000	1,003,026
State Public School Building Authority, Northampton County Area Community College Foundation, Revenue Bonds
Insured: BAM State Aid Withholding
5.00%, due 3/1/23	520,000	543,778
Insured: BAM State Aid Withholding
5.00%, due 3/1/24	560,000	602,175
State Public School Building Authority, Harrisburg School District, Revenue Bonds
Insured: AGM State Aid Withholding
5.00%, due 12/1/23	300,000	321,624
Insured: AGM State Aid Withholding
5.00%, due 12/1/23	1,700,000	1,810,672
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds
Insured: BAM
5.00%, due 7/15/24	430,000	469,694
State Public School Building Authority, School District of Philadelphia, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 4/1/32	100,000	100,760
United School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 11/15/22	525,000	534,369
Insured: AGM State Aid Withholding
5.00%, due 11/15/23	320,000	341,763
Insured: AGM State Aid Withholding
5.00%, due 11/15/24	220,000	242,011
Unity Township Municipal Authority (The), Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/23	805,000	861,957

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Valley View School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
1.25%, due 5/15/23	$ 150,000	$ 150,200
Series B, Insured: BAM State Aid Withholding
1.55%, due 5/15/24	600,000	599,746
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM State Aid Withholding
4.00%, due 2/15/22	780,000	781,045
Insured: BAM State Aid Withholding
4.00%, due 2/15/26	415,000	452,760
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project, Revenue Bonds
4.00%, due 11/15/22	140,000	143,078
4.00%, due 11/15/24	110,000	117,911
4.00%, due 11/15/25	115,000	125,675
4.00%, due 11/15/26	120,000	133,041
Westmoreland County Industrial Development Authority, Excela Health Project, Revenue Bonds
Series A
4.00%, due 7/1/22	300,000	304,184
Series A
4.00%, due 7/1/23	350,000	364,700
Series A
4.00%, due 7/1/24	350,000	372,587
Wilkinsburg-Penn Joint Water Authority (The), Green Bond, Revenue Bonds
Insured: BAM
4.00%, due 9/15/24	330,000	352,602
Insured: BAM
4.00%, due 9/15/25	390,000	424,538
Insured: BAM
4.00%, due 9/15/27	650,000	729,635
Woodland Hills School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
4.00%, due 9/1/22	485,000	494,564
York City Sewer Authority, Revenue Bonds
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/26	405,000	468,947
		76,290,279
Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP, Insured: NATL
5.00%, due 7/1/22	250,000	255,750
Series SS, Insured: NATL
5.00%, due 7/1/22	250,000	255,751
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group, Revenue Bonds
5.00%, due 7/1/27	450,000	522,345
		1,033,846

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island 0.3%
Providence Public Building Authority, Capital Improvement Projects, Revenue Bonds
Series A, Insured: AGM
4.00%, due 9/15/23	$ 1,000,000	$ 1,047,606
Providence Redevelopment Agency, Public Safety Building Project, Revenue Bonds
Series A
5.00%, due 4/1/22	250,000	251,699
Rhode Island Health and Educational Building Corp., Rhode Island School of Design, Revenue Bonds
0.915%, due 8/15/22	120,000	120,101
1.067%, due 8/15/23	300,000	299,074
1.313%, due 8/15/24	375,000	371,772
1.503%, due 8/15/25	915,000	902,348
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/25	1,000,000	1,116,116
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/1/24	300,000	329,563
Series A
5.00%, due 12/1/25	875,000	984,769
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	1,000,000	1,125,450
		6,548,498
South Carolina 0.4%
Greenville County School District, Building Equity Sooner, Revenue Bonds
5.00%, due 12/1/22	130,000	134,826
South Carolina Ports Authority, Revenue Bonds
5.00%, due 7/1/29	325,000	360,894
South Carolina Public Service Authority, Revenue Bonds
Series E
4.322%, due 12/1/27	2,034,000	2,253,831
Series B
5.00%, due 12/1/22	2,000,000	2,072,362
Series D
5.00%, due 12/1/25	725,000	736,068
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM
4.00%, due 6/1/22	460,000	465,319
Insured: BAM
4.00%, due 6/1/23	500,000	520,630
Insured: BAM
4.00%, due 6/1/24	985,000	1,049,204
Insured: BAM
4.00%, due 6/1/25	1,025,000	1,114,284
		8,707,418

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota 0.1%
County of Lawrence SD, Certificate of Participation
Insured: AGM
5.00%, due 12/1/22	$ 100,000	$ 103,584
Insured: AGM
5.00%, due 12/1/23	100,000	107,170
Insured: AGM
5.00%, due 12/1/24	100,000	110,530
Insured: AGM
5.00%, due 12/1/25	125,000	141,928
Insured: AGM
5.00%, due 12/1/26	100,000	116,143
South Dakota Health & Educational Facilities Authority, Sanford, Revenue Bonds
1.225%, due 11/1/24	450,000	443,356
South Dakota Health & Educational Facilities Authority, Monument Health, Revenue Bonds
Series A
5.00%, due 9/1/24	435,000	477,862
Tri-Valley School District No. 49-6, Unlimited General Obligation
Insured: AGM
5.00%, due 7/15/25	150,000	168,947
Insured: AGM
5.00%, due 7/15/27	200,000	236,541
Insured: AGM
5.00%, due 7/15/28	220,000	265,813
		2,171,874
Tennessee 0.8%
County of Montgomery TN, Unlimited General Obligation
Series A
5.00%, due 6/1/22	280,000	284,256
Memphis-Shelby County Airport Authority, Revenue Bonds
5.00%, due 7/1/25	250,000	278,600
5.00%, due 7/1/26	155,000	177,096
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/23	135,000	139,887
Series B
4.00%, due 10/1/24	170,000	178,344
Series B
4.00%, due 10/1/25	170,000	180,636
Series B
4.00%, due 10/1/26	150,000	161,090
Series B
4.00%, due 10/1/27	195,000	211,123
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
5.00%, due 5/1/22	545,000	551,181
5.00%, due 5/1/23	1,220,000	1,282,719

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
5.00%, due 5/1/25	$ 980,000	$ 1,095,600
5.00%, due 5/1/26	950,000	1,091,553
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/28	1,375,000	1,329,003
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (a)	5,000,000	5,573,415
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
4.00%, due 5/1/48 (a)	2,625,000	2,705,723
Series C
5.00%, due 2/1/22	335,000	335,000
		15,575,226
Texas 8.3%
Aledo Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/26	200,000	186,898
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/24	1,000,000	1,080,349
Insured: PSF-GTD
5.00%, due 2/15/26	135,000	154,866
Alvin Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/24	90,000	97,327
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Series B, Insured: PSF-GTD
0.653%, due 2/15/24	500,000	492,061
Series C, Insured: PSF-GTD
4.00%, due 2/15/24	370,000	390,981
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF-GTD
3.00%, due 12/1/26	580,000	619,806
Series A, Insured: PSF-GTD
3.00%, due 12/1/27	725,000	779,840
Series A, Insured: PSF-GTD
3.00%, due 12/1/28	745,000	801,953
Series A, Insured: PSF-GTD
3.00%, due 12/1/29	770,000	832,672
Series A, Insured: PSF-GTD
4.00%, due 12/1/23	200,000	210,611
Series A, Insured: PSF-GTD
4.00%, due 12/1/24	325,000	349,641
Series A, Insured: PSF-GTD
4.00%, due 12/1/25	340,000	372,996

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Arlington Higher Education Finance Corp., Faith Family Academy Charter Schools, Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/15/26	$ 175,000	$ 194,131
Series A, Insured: PSF-GTD
4.00%, due 8/15/27	135,000	152,054
Series A, Insured: PSF-GTD
4.00%, due 8/15/29	400,000	460,018
Arlington Higher Education Finance Corp., Compass Academy Charter School, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/1/27	435,000	489,680
Series A, Insured: PSF-GTD
4.00%, due 8/1/28	255,000	289,668
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A, Insured: PSF-GTD
5.00%, due 8/15/23	355,000	377,095
Series A, Insured: PSF-GTD
5.00%, due 8/15/24	185,000	202,359
Series A, Insured: PSF-GTD
5.00%, due 8/15/24	450,000	492,225
Arlington Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/23	100,000	104,484
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: AGM
3.50%, due 3/1/23	495,000	508,954
Big Oaks Municipal Utility District, Waterworks And Sewer System, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	350,000	350,710
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	385,000	390,138
Insured: BAM
3.00%, due 9/1/23	410,000	422,666
Insured: AGM
4.00%, due 9/1/23	265,000	277,032
Brazos Higher Education Authority, Inc., Revenue Bonds
Series 1A
1.305%, due 4/1/24	750,000	739,498
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/25	135,000	149,056
5.00%, due 1/1/26	245,000	277,795
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	9,000,000	9,751,992
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: BHAC-CR AMBAC
(zero coupon), due 8/15/26	2,250,000	2,111,251

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/23	$ 1,600,000	$ 1,699,077
Series C
5.00%, due 8/15/24	2,755,000	3,000,498
Central Texas Turnpike System, Capital Appreciation, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/29	1,125,000	969,977
Cibolo Canyons Special Improvement District, Valorem Tax Utility System, Limited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/22	365,000	373,533
Series A, Insured: AGM
5.00%, due 8/15/23	575,000	605,982
Cinco Southwest Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
2.00%, due 12/1/22	470,000	475,070
Series A, Insured: BAM
2.00%, due 12/1/22	275,000	277,967
City of Abilene TX, Limited General Obligation
5.00%, due 2/15/25	310,000	310,531
City of Alvin TX, Water & Sewer System, Revenue Bonds
Insured: BAM
5.00%, due 2/1/22	200,000	200,000
City of Austin TX, Airport System, Revenue Bonds
5.00%, due 11/15/22 (b)	200,000	206,908
Series B
5.00%, due 11/15/24 (b)	250,000	274,363
5.00%, due 11/15/26	500,000	549,158
City of Austin TX, Electric Utility, Revenue Bonds
Series A
5.00%, due 11/15/25	685,000	780,644
City of Bryan TX, Electric System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/24	245,000	267,167
Series A, Insured: AGM
5.00%, due 7/1/25	295,000	331,157
City of Dallas TX, Waterworks & Sewer System, Revenue Bonds
Series A
5.00%, due 10/1/24	150,000	165,251
City of Greenville TX, Limited General Obligation
Insured: BAM
2.00%, due 2/15/23	1,575,000	1,595,768
Insured: BAM
2.00%, due 2/15/24	1,545,000	1,574,701
Insured: BAM
4.00%, due 2/15/23	205,000	211,928
Insured: BAM
4.00%, due 2/15/24	985,000	1,043,520

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Greenville TX, Limited General Obligation
Insured: BAM
4.00%, due 2/15/25	$ 650,000	$ 704,141
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 9/1/22	150,000	149,218
5.00%, due 9/1/22	600,000	615,267
Insured: BAM
5.00%, due 9/1/22	485,000	497,456
5.00%, due 9/1/23	1,005,000	1,068,461
5.00%, due 9/1/24	3,180,000	3,485,654
5.00%, due 9/1/25	1,000,000	1,094,510
5.00%, due 9/1/25	1,520,000	1,713,639
5.00%, due 9/1/26	430,000	496,967
City of Houston TX, Airport System, Revenue Bonds, Sub. Lien
Series D
5.00%, due 7/1/24	2,000,000	2,180,958
Series C
5.00%, due 7/1/25 (b)	805,000	897,378
Series C
5.00%, due 7/1/27 (b)	175,000	204,608
City of Houston TX, Limited General Obligation
Series A
5.00%, due 3/1/26	50,000	50,191
City of Laredo TX, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
3.00%, due 3/1/28	250,000	250,548
Insured: AGM
3.50%, due 3/1/37	60,000	60,156
City of Laredo TX, International Toll Bridge System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 10/1/22	150,000	154,354
City of Lewisville TX, Lewisville Castle Hills Public Improvement District No. 3 Project, Special Assessment
Insured: AGM
5.00%, due 9/1/24	1,045,000	1,111,498
City of Lubbock TX, Water & Wastewater System, Revenue Bonds
Series A
5.00%, due 2/15/22	250,000	250,429
City of Mission TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	775,000	833,029
Insured: BAM
5.00%, due 2/15/25	900,000	995,464
Insured: BAM
5.00%, due 2/15/26	770,000	872,900
City of Mission TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	550,000	591,182

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Mission TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/25	$ 570,000	$ 630,461
Insured: BAM
5.00%, due 2/15/26	500,000	566,818
City of Mount Pleasant TX, Limited General Obligation
Insured: AGM
4.00%, due 5/15/22	205,000	207,067
City of Mount Pleasant TX, Texas Combination Tax and Certificates of Obligation, Limited General Obligation
Insured: AGM
5.00%, due 5/15/25	435,000	486,554
Insured: AGM
5.00%, due 5/15/26	520,000	597,630
Insured: AGM
5.00%, due 5/15/27	520,000	612,097
Insured: AGM
5.00%, due 5/15/28	550,000	661,160
City of Port Arthur TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/22	200,000	200,338
Insured: BAM
5.00%, due 2/15/23	225,000	234,778
City of Port Arthur TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/22	185,000	185,313
Insured: BAM
5.00%, due 2/15/23	565,000	589,554
City of Rio Grande City TX, Certificates of Obligation, Limited General Obligation
Insured: AGM
4.00%, due 2/15/22	300,000	300,389
Insured: AGM
4.00%, due 2/15/23	505,000	520,840
Insured: AGM
4.00%, due 2/15/24	545,000	575,565
Insured: AGM
4.00%, due 2/15/25	610,000	658,910
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/22	110,000	110,317
4.00%, due 3/1/23	150,000	155,099
Clifton Higher Education Finance Corp., International Leadership of Texas, Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/28	300,000	360,607
Insured: PSF-GTD
5.00%, due 8/15/29	275,000	336,818
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM
5.00%, due 9/15/22	245,000	251,628

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM
5.00%, due 9/15/23	$ 240,000	$ 255,470
Insured: AGM
5.00%, due 9/15/24	250,000	273,741
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: BAM
4.50%, due 3/1/23	250,000	259,620
Insured: BAM
4.50%, due 3/1/24	260,000	276,978
Insured: BAM
4.50%, due 3/1/25	135,000	147,223
Insured: BAM
4.50%, due 3/1/26	280,000	311,564
Insured: BAM
4.50%, due 3/1/27	295,000	334,242
Insured: BAM
4.50%, due 3/1/28	305,000	350,370
Corpus Christi Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/23	300,000	294,462
Insured: PSF-GTD
(zero coupon), due 8/15/24	4,415,000	4,248,579
County of Fort Bend TX, Unlimited General Obligation, Sub. Lien
5.00%, due 3/1/32	50,000	50,189
County of Harris TX, Limited General Obligation
Series A
5.00%, due 10/1/22	100,000	102,998
County of Williamson TX, Unlimited General Obligation
4.00%, due 2/15/22	200,000	200,272
Dallas Area Rapid Transit, Revenue Bonds
5.00%, due 12/1/25	220,000	250,944
Dallas Fort Worth International Airport, Revenue Bonds
Series B
5.00%, due 11/1/22	1,375,000	1,421,160
Series A
5.00%, due 11/1/23	1,110,000	1,187,536
Series A
5.00%, due 11/1/24	1,770,000	1,949,950
Series F
5.00%, due 11/1/24	250,000	267,012
Series E
5.00%, due 11/1/25	450,000	464,211
Decatur Hospital Authority, Wise Health System, Revenue Bonds
Series B
5.00%, due 9/1/22	200,000	204,840
Series B
5.00%, due 9/1/25	650,000	725,553

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Decatur Hospital Authority, Wise Health System, Revenue Bonds
Series B
5.00%, due 9/1/26	$ 750,000	$ 855,009
Series B
5.00%, due 9/1/27	840,000	974,827
Series B
5.00%, due 9/1/28	845,000	993,572
Series B
5.00%, due 9/1/29	1,070,000	1,275,639
Denton County Municipal Utility District No. 6, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/23	370,000	388,912
Insured: AGM
4.50%, due 9/1/23	260,000	273,290
Insured: AGM
4.50%, due 9/1/24	385,000	414,882
Insured: AGM
4.50%, due 9/1/24	270,000	290,956
Insured: AGM
4.50%, due 9/1/25	400,000	441,183
Insured: AGM
4.50%, due 9/1/25	280,000	308,828
DeSoto Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/26	680,000	633,015
Duncanville Independent School District TX, Capital Appreciation, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/22	1,000,000	999,937
East Aldine Management District, Revenue Bonds
Insured: AGM
4.00%, due 2/15/23	200,000	206,674
Ector County Hospital District, Limited General Obligation
5.00%, due 9/15/22	400,000	408,929
5.00%, due 9/15/23	430,000	451,943
5.00%, due 9/15/24	450,000	484,152
5.00%, due 9/15/25	500,000	549,761
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	465,000	474,444
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	750,000	760,581
Insured: BAM
3.00%, due 9/1/23	420,000	433,445
Insured: BAM
3.00%, due 9/1/24	515,000	538,543
Insured: BAM
3.00%, due 9/1/25	515,000	544,350

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/26	$ 515,000	$ 550,216
Fort Bend County Municipal Utility District No. 169, Unlimited General Obligation
Insured: AGM
2.00%, due 12/1/26	665,000	677,912
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/22	290,000	295,633
Series A, Insured: AGM
4.00%, due 9/1/24	290,000	309,916
Series A, Insured: AGM
4.00%, due 9/1/25	290,000	315,566
Fort Bend County Municipal Utility District No. 206, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/24	300,000	323,444
Insured: BAM
4.50%, due 9/1/25	300,000	330,777
Insured: BAM
4.50%, due 9/1/26	300,000	336,561
Fort Bend County Municipal Utility District No. 48, Unlimited General Obligation
Insured: BAM
3.00%, due 10/1/23	310,000	320,458
Insured: BAM
3.00%, due 10/1/24	310,000	324,374
Insured: BAM
3.00%, due 10/1/25	310,000	327,969
Fort Bend County Municipal Utility District No. 57, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/23	225,000	230,299
Insured: AGM
3.00%, due 4/1/24	245,000	254,350
Insured: AGM
3.00%, due 4/1/25	250,000	262,965
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	175,000	181,923
Insured: BAM
4.50%, due 4/1/24	175,000	186,879
Insured: BAM
4.50%, due 4/1/25	175,000	191,612
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM
4.25%, due 12/1/22	400,000	411,348
Insured: AGM
4.50%, due 12/1/23	425,000	450,193
Insured: AGM
4.50%, due 12/1/24	675,000	732,189

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Grand Parkway Transportation Corp., Revenue Bonds
5.00%, due 2/1/23	$ 3,610,000	$ 3,758,240
Gulfgate Redevelopment Authority, Tax Allocation
Insured: AGM
4.00%, due 9/1/23	325,000	337,256
Insured: AGM
4.00%, due 9/1/25	440,000	472,884
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: AGM
4.50%, due 3/1/26	250,000	278,496
Harris County Municipal Utility District No. 196, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/22	290,000	295,650
Harris County Municipal Utility District No. 370, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/22	355,000	361,854
Insured: AGM
3.00%, due 12/1/24	250,000	262,597
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Insured: AGM
4.50%, due 4/1/25	400,000	436,929
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM
4.00%, due 4/1/23	175,000	181,453
Insured: AGM
4.00%, due 4/1/24	175,000	185,018
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/24	1,100,000	1,146,285
Series A, Insured: BAM
3.00%, due 9/1/25	275,000	289,882
Harris County Municipal Utility District No. 489, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/24	615,000	656,425
Insured: BAM
4.00%, due 9/1/25	615,000	669,667
Harris County Municipal Utility District No. 50, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/24	125,000	131,910
Insured: BAM
4.00%, due 3/1/25	150,000	161,425
Insured: BAM
4.00%, due 3/1/26	150,000	164,085
Insured: BAM
4.00%, due 3/1/27	175,000	194,584
Harris County Municipal Utility District No. 504, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/23	355,000	374,524

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 504, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/24	$ 370,000	$ 400,680
Insured: AGM
4.50%, due 9/1/25	390,000	432,456
Insured: AGM
4.50%, due 9/1/26	405,000	458,751
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 11/15/24	150,000	164,358
Series A, Insured: AGM
5.00%, due 11/15/25	245,000	267,710
Series A
5.00%, due 11/15/28	1,440,000	1,571,976
Harris-Fort Bend Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: AGM
2.00%, due 4/1/22	100,000	100,225
Insured: AGM
4.00%, due 4/1/25	560,000	601,642
Insured: AGM
4.00%, due 4/1/26	585,000	637,890
Insured: AGM
4.00%, due 4/1/27	615,000	677,914
Hidalgo County Drain District No. 1, Unlimited General Obligation
5.00%, due 9/1/23	100,000	106,445
Houston Higher Education Finance Corp., Houston Baptist University, Revenue Bonds
1.50%, due 10/1/22	100,000	99,871
1.75%, due 10/1/24	115,000	112,298
2.00%, due 10/1/25	150,000	145,998
Hunt Memorial Hospital District Charitable Health, Limited General Obligation
5.00%, due 2/15/23	325,000	337,574
5.00%, due 2/15/24	275,000	292,837
5.00%, due 2/15/25	450,000	491,409
5.00%, due 2/15/26	800,000	893,274
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM
2.00%, due 5/1/26	130,000	131,449
Insured: AGM
4.50%, due 5/1/22	110,000	111,062
Insured: AGM
4.50%, due 5/1/23	120,000	125,242
Insured: AGM
4.50%, due 5/1/24	85,000	91,127
Series A, Insured: AGM
4.50%, due 5/1/24	425,000	455,633
Insured: AGM
4.50%, due 5/1/25	125,000	137,010

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Judson Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/1/30	$ 650,000	$ 650,000
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/23	130,000	132,981
Insured: BAM
3.00%, due 3/1/24	155,000	160,657
Series 1B, Insured: AGM
3.00%, due 9/1/24	360,000	375,428
Insured: BAM
3.00%, due 3/1/25	170,000	178,161
Leander Independent School District, Unlimited General Obligation
Series D, Insured: PSF-GTD
(zero coupon), due 8/15/24	435,000	422,846
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/25	150,000	134,746
Series D, Insured: PSF-GTD
(zero coupon), due 8/15/40	2,125,000	954,052
Series C, Insured: PSF-GTD
(zero coupon), due 8/15/43	450,000	159,158
Series C, Insured: PSF-GTD
(zero coupon), due 8/15/45	400,000	125,439
Series C, Insured: PSF-GTD
5.00%, due 8/15/23	340,000	361,593
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/25	105,000	116,701
Mabank Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/26	950,000	880,938
Martin County Hospital District, Limited General Obligation
4.00%, due 4/1/23	140,000	144,731
4.00%, due 4/1/24	100,000	105,329
4.00%, due 4/1/25	150,000	160,626
4.00%, due 4/1/26	300,000	325,361
Matagorda County Navigation District No. 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	6,530,000	7,799,227
Metropolitan Transit Authority of Harris County Sales & Use Tax, Revenue Bonds
Series A
5.00%, due 11/1/25	255,000	290,592
Montgomery County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	380,000	387,269
Montgomery County Municipal Utility District No. 132, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/22	170,000	173,754

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Montgomery County Municipal Utility District No. 139, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	$ 160,000	$ 166,729
Insured: BAM
4.50%, due 4/1/24	250,000	266,140
Insured: BAM
4.50%, due 4/1/25	260,000	282,993
Insured: BAM
4.50%, due 4/1/26	270,000	299,236
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation
2.50%, due 3/1/22	1,455,000	1,457,544
Mount Houston Road Municipal Utility District, Waterworks And Sewer System, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	145,000	145,282
North Forest Municipal Utility District, Unlimited General Obligation
Insured: BAM
3.00%, due 4/1/23	280,000	286,726
North Fort Bend Water Authority, Revenue Bonds
Series B
5.00%, due 12/15/24	1,485,000	1,642,838
Series B
5.00%, due 12/15/25	1,350,000	1,534,407
North Texas Municipal Water District, Sabine Creek Regional Wastewater Systems Project, Revenue Bonds
Insured: AGM
4.00%, due 6/1/24	350,000	371,813
Northwest Harris County Municipal Utility District No. 19, Unlimited General Obligation
Insured: AGM
3.00%, due 10/1/22	120,000	121,823
Insured: AGM
3.00%, due 10/1/23	125,000	128,818
Insured: AGM
3.00%, due 10/1/24	240,000	250,292
Insured: AGM
3.00%, due 10/1/26	200,000	213,017
Insured: AGM
3.00%, due 10/1/28	155,000	163,780
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/25	295,000	284,408
Northwest Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/25	115,000	127,961
Palestine Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/22	275,000	275,472
Pecan Grove Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	100,000	101,948

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Port Arthur Independent School District, Unlimited General Obligation
Insured: AGM
5.00%, due 2/15/24	$ 675,000	$ 726,534
Red River Education Finance Corp., Texas Christian University, Revenue Bonds
5.00%, due 3/15/22	55,000	55,310
Remington Municipal Utility District No. 1, Unlimited General Obligation
Insured: AGM
3.00%, due 9/1/22	330,000	334,520
San Marcos Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/1/27	515,000	526,655
Sienna Plantation Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM
2.00%, due 9/1/22	435,000	438,290
Insured: AGM
3.00%, due 9/1/24	460,000	477,215
Insured: AGM
3.00%, due 9/1/25	125,000	130,649
Sonterra Municipal Utility District, Unlimited General Obligation
Insured: AGM
4.00%, due 8/15/22	1,100,000	1,120,017
Insured: AGM
4.00%, due 8/15/23	320,000	334,796
Insured: AGM
4.00%, due 8/15/24	330,000	353,178
Insured: AGM
4.00%, due 8/15/25	340,000	371,143
Insured: AGM
4.00%, due 8/15/26	350,000	388,586
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	150,000	152,825
Insured: BAM
4.00%, due 9/1/23	330,000	344,929
Insured: BAM
4.00%, due 9/1/24	345,000	364,360
Insured: BAM
4.00%, due 9/1/25	355,000	380,893
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
5.00%, due 9/1/22	200,000	204,935
Insured: AGM
5.00%, due 9/1/24	300,000	325,399
Insured: AGM
5.00%, due 9/1/25	300,000	333,322
State of Texas, Highway Improvement, Unlimited General Obligation
5.00%, due 4/1/32	50,000	50,384

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Project, Revenue Bonds
Insured: AGM
0.923%, due 9/1/22	$ 650,000	$ 650,406
Insured: AGM
1.071%, due 9/1/23	650,000	647,294
Insured: AGM
1.356%, due 9/1/24	825,000	818,912
Insured: AGM
1.386%, due 9/1/25	600,000	590,915
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds
5.00%, due 10/1/27	1,100,000	1,173,145
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/29	770,000	902,288
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	750,000	774,345
Texas Municipal Power Agency, Transmission System, Revenue Bonds
Insured: AGM
3.00%, due 9/1/22	1,000,000	1,014,461
Insured: AGM
3.00%, due 9/1/23	900,000	929,818
Insured: AGM
3.00%, due 9/1/24	930,000	973,485
Insured: AGM
3.00%, due 9/1/26	1,240,000	1,327,068
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.00%, due 5/1/28	500,000	565,283
Timber Lane Utility District, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/23	615,000	643,597
Series A, Insured: AGM
4.00%, due 8/1/24	615,000	656,833
Travis County Water Control & Improvement District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/22	425,000	432,827
Insured: BAM
4.00%, due 8/15/23	445,000	465,226
Insured: BAM
4.00%, due 8/15/24	460,000	490,878
Insured: BAM
4.00%, due 8/15/25	480,000	521,710
Tyler Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/24	100,000	108,014
Viridian Municipal Management District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	550,000	564,607

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Viridian Municipal Management District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	$ 395,000	$ 405,490
Insured: AGM
4.00%, due 12/1/23	300,000	315,524
Insured: AGM
4.00%, due 12/1/23	305,000	320,783
Viridian Municipal Management District, Unlimited Tax Road Improvement, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	175,000	179,648
Insured: BAM
4.00%, due 12/1/24	370,000	396,982
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/22	325,000	324,974
White Settlement Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/41	475,000	213,562
Williamson County Municipal Utility District No. 19, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/15/23	245,000	260,210
Series A, Insured: BAM
5.00%, due 8/15/24	250,000	273,327
Series A, Insured: BAM
5.00%, due 8/15/25	260,000	291,711
		164,850,402
U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL
5.00%, due 10/1/22	665,000	676,078
Insured: NATL
5.00%, due 10/1/24	395,000	401,915
		1,077,993
Utah 1.0%
City of Salt Lake City UT, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	95,000	103,145
Series A
5.00%, due 7/1/25	1,300,000	1,448,722
Series A
5.00%, due 7/1/27	2,500,000	2,911,721
Series A
5.00%, due 7/1/28	1,800,000	2,133,296
Series A
5.00%, due 7/1/29	3,500,000	4,212,445

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
(zero coupon), due 4/15/25	$ 820,000	$ 767,102
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/22	100,000	100,672
Insured: UT CSCE
4.00%, due 4/15/23	175,000	181,081
Insured: UT CSCE
4.00%, due 4/15/24	280,000	295,030
Insured: UT CSCE
4.00%, due 4/15/26	400,000	436,774
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/24	255,000	271,332
Series A, Insured: UT CSCE
4.00%, due 10/15/25	265,000	287,013
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/22	110,000	110,961
Insured: UT CSCE
5.00%, due 4/15/24	340,000	364,821
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
2.00%, due 10/15/24	235,000	239,292
2.00%, due 10/15/25	365,000	372,126
2.00%, due 10/15/26	505,000	515,011
3.00%, due 10/15/27	145,000	155,429
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/25	565,000	594,023
4.00%, due 10/15/23	755,000	791,115
4.00%, due 10/15/27	550,000	615,223
4.00%, due 10/15/28	350,000	394,311
5.00%, due 10/15/25	1,000,000	1,123,036
Utah Transit Authority, Revenue Bonds
Series A
5.00%, due 6/15/22	650,000	660,996
		19,084,677
Vermont 0.2%
Vermont Student Assistance Corp., Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 6/15/23	1,150,000	1,208,568
Series A
5.00%, due 6/15/24	850,000	917,299
Series A
5.00%, due 6/15/25	875,000	966,364

	Principal Amount	Value
Long-Term Municipal Bonds
Vermont
Vermont Student Assistance Corp., Revenue Bonds (b)
Series A
5.00%, due 6/15/25	$ 1,300,000	$ 1,435,741
Series A
5.00%, due 6/15/26	175,000	197,128
		4,725,100
Virginia 0.2%
Lynchburg Economic Development Authority, Centra Health Obligated Group, Revenue Bonds
4.00%, due 1/1/27	425,000	475,850
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	430,245
5.00%, due 7/1/25	160,000	179,440
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home, Revenue Bonds
4.00%, due 12/1/22	300,000	307,321
University of Virginia, Revenue Bonds
Series A
5.00%, due 6/1/43	135,000	142,574
Virginia College Building Authority, Revenue Bonds
5.00%, due 2/1/22	120,000	120,000
Virginia Commonwealth Transportation Board, U.S. Roure 58 Corridor Program, Revenue Bonds
Series C
5.00%, due 5/15/22	145,000	146,914
Virginia Small Business Financing Authority, LifeSpire of Virginia, Revenue Bonds
3.00%, due 12/1/22	240,000	243,697
3.00%, due 12/1/23	300,000	309,745
3.00%, due 12/1/24	220,000	230,484
3.00%, due 12/1/25	230,000	243,764
3.00%, due 12/1/26	235,000	251,137
Virginia Small Business Financing Authority, National Senior Campuses, Inc. Obligated Group, Revenue Bonds
5.00%, due 1/1/23	500,000	519,440
5.00%, due 1/1/24	550,000	590,487
		4,191,098
Washington 0.8%
Bellevue Convention Center Authority, Special Obligation, Revenue Bonds
Insured: NATL
(zero coupon), due 2/1/22	530,000	530,000
Benton County School District No. 17 Kennewick, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/23	190,000	203,839
Kittitas County School District No. 401 Ellensburg, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/22	1,800,000	1,865,739
Northwest Open Access Network, Revenue Bonds
0.691%, due 12/1/22	1,200,000	1,197,407
0.791%, due 12/1/23	1,260,000	1,245,965

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/23	$ 100,000	$ 103,710
Spokane Public Facilities District, Revenue Bonds
Series B
5.00%, due 12/1/23	1,175,000	1,240,923
State of Washington, Senior 520 Corridor Program, Revenue Bonds
5.00%, due 9/1/24	1,000,000	1,025,683
Washington Higher Education Facilities Authority, Whitman College Project, Revenue Bonds
Series B
2.337%, due 1/1/29	7,000,000	7,078,274
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/22	150,000	153,180
4.00%, due 10/1/23	435,000	454,918
4.00%, due 10/1/25	470,000	509,416
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	269,391
5.00%, due 5/1/25	255,000	282,243
Washington State Convention Center Public Facilities District, Revenue Bonds
5.00%, due 7/1/22	175,000	177,934
		16,338,622
West Virginia 0.1%
City of Fairmont WV, Waterworks, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/1/23	300,000	307,758
Series A, Insured: BAM
3.00%, due 7/1/24	500,000	517,032
City of Wheeling WV, Waterworks & Sewerage System, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/28	300,000	342,008
Morgantown Utility Board, Inc., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 12/1/22	225,000	229,306
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds
Series A
5.00%, due 9/1/22	595,000	610,882
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/25	350,000	384,859
		2,391,845
Wisconsin 0.4%
City of Kaukauna WI, Electric System, Revenue Bonds
Insured: AGM
3.00%, due 12/15/23	300,000	310,414
Insured: AGM
3.00%, due 12/15/24	455,000	476,071

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
City of Milwaukee WI, Unlimited General Obligation
Series N2
4.00%, due 3/1/24	$ 125,000	$ 132,388
Series N2
5.00%, due 4/1/24	3,300,000	3,572,376
City of Oshkosh WI, Storm Water Utility, Revenue Bonds
Series C, Insured: AGM
4.00%, due 5/1/23	250,000	259,949
City of Racine WI, Waterworks System, Revenue Bonds
Insured: BAM
5.00%, due 9/1/27	300,000	356,180
Omro School District, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/23	100,000	102,446
Insured: BAM
3.00%, due 3/1/24	100,000	104,007
Public Finance Authority, United Methodist Retirement Homes, Inc., Revenue Bonds
Series A
4.00%, due 10/1/25	290,000	318,032
Series A
4.00%, due 10/1/26	305,000	339,509
Series A
4.00%, due 10/1/27	195,000	219,117
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	550,638
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	285,000	285,452
Insured: AGM
3.00%, due 3/1/23	295,000	300,545
Insured: AGM
3.00%, due 3/1/24	300,000	308,385
Insured: AGM
3.00%, due 3/1/25	310,000	321,455
Village of Fox Crossing WI, Waterworks System & Sewerage System, Revenue Bonds
Insured: BAM
3.00%, due 5/1/24	295,000	306,688
		8,263,652
Wyoming 0.0% ‡
County of Laramie WY, Cheyenne Regional Medical Center Project, Revenue Bonds
4.00%, due 5/1/22	225,000	227,020
4.00%, due 5/1/23	250,000	259,821
4.00%, due 5/1/24	250,000	265,947
4.00%, due 5/1/25	250,000	271,314
		1,024,102
Total Long-Term Municipal Bonds (Cost $1,500,812,677)		1,489,489,774

	Principal Amount	Value
Short-Term Municipal Notes 18.8%
Alabama 1.2%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
0.41%, due 10/1/52 (g)	$ 20,000,000	$ 19,896,042
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series C
0.71%, due 4/1/49 (g)	3,000,000	3,001,923
		22,897,965
Arizona 0.5%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
0.31%, due 1/1/46 (g)	10,000,000	10,003,681
California 2.3%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds (b)(c)(g)
Series A
0.20%, due 1/1/50	11,300,000	11,300,000
Series A
0.85%, due 1/1/50	17,450,000	17,436,546
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
0.70%, due 12/1/44 (b)(g)	6,500,000	6,476,439
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series C
2.625%, due 11/1/33 (g)	1,265,000	1,303,678
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series D
0.20%, due 7/1/37 (g)	10,000,000	10,002,794
		46,519,457
Connecticut 0.2%
State of Connecticut, Unlimited General Obligation
Series A
0.91%, due 3/1/22 (g)	3,000,000	3,001,403
Florida 1.0%
Florida Development Finance Corp., Brightline Trains Florida LLC, Revenue Bonds
Series A
0.30%, due 12/1/56 (b)(g)	20,000,000	19,982,670
Georgia 1.1%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
1.80%, due 9/1/29 (g)	1,800,000	1,761,725
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds, Second Series
1.70%, due 12/1/49 (g)	5,000,000	5,089,829
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
2.25%, due 10/1/32 (g)	2,800,000	2,847,094

	Principal Amount	Value
Short-Term Municipal Notes
Georgia
Main Street Natural Gas, Inc., Revenue Bonds (g)
Series E
0.63%, due 8/1/48	$ 590,000	$ 591,283
Series B
0.818%, due 4/1/48	3,865,000	3,875,511
Series D
0.898%, due 8/1/48	7,500,000	7,533,922
		21,699,364
Illinois 0.2%
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
0.76%, due 5/1/42 (g)	1,125,000	1,127,873
Illinois Finance Authority, Edward-Elmhurst Healthcare, Revenue Bonds
0.81%, due 1/1/46 (g)	3,500,000	3,503,156
		4,631,029
Indiana 1.0%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
0.17%, due 5/1/28 (g)	13,000,000	13,000,142
Indiana Finance Authority, Fulcrum Centerpoint LLC, Revenue Bonds
0.28%, due 12/15/45 (b)(g)	2,500,000	2,492,982
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
0.36%, due 3/1/39 (g)	2,000,000	2,000,798
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series B
0.95%, due 12/1/38 (b)(g)	2,265,000	2,209,881
		19,703,803
Louisiana 0.4%
Parish of St. John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (g)
2.125%, due 6/1/37	925,000	944,182
Series B-2
2.375%, due 6/1/37	6,525,000	6,742,457
		7,686,639
Michigan 0.6%
City of Detroit MI, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
0.744%, due 7/1/32 (g)	12,500,000	12,429,600
Montana 0.3%
Montana Facility Finance Authority, Billings Clinic Obligated Group, Revenue Bonds
0.61%, due 8/15/37 (g)	5,870,000	5,875,021

	Principal Amount	Value
Short-Term Municipal Notes
Nebraska 0.6%
County of Douglas NE, Creighton University, Revenue Bonds
Series B
0.63%, due 7/1/35 (g)	$ 6,500,000	$ 6,524,765
Douglas County Hospital Authority No. 2, Nebraska Medicine, Revenue Bonds
Series A
0.56%, due 5/15/33 (c)(g)	5,000,000	5,000,508
		11,525,273
Nevada 1.2%
County of Washoe NV, Sierra Pacific Power Co., Revenue Bonds
2.05%, due 3/1/36 (b)(g)	3,505,000	3,514,812
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.25%, due 1/1/50 (b)(c)(g)	8,500,000	8,500,000
State of Nevada Department of Business & Industry, Republic Services, Inc., Revenue Bonds
0.28%, due 12/1/26 (b)(c)(g)	12,000,000	11,993,622
		24,008,434
New Jersey 0.3%
New Jersey Turnpike Authority, Revenue Bonds (g)
Series C-4
0.771%, due 1/1/24	3,200,000	3,218,708
Series D-1
0.771%, due 1/1/24	2,600,000	2,615,199
		5,833,907
New Mexico 0.0% ‡
City of Farmington NM, Pollution Control, Public Service Company of New Mexico San Juan Project, Revenue Bonds
1.15%, due 6/1/40 (g)	1,000,000	998,188
New York 1.6%
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A-2A
0.51%, due 11/1/26 (g)	230,000	230,190
Metropolitan Transportation Authority, Revenue Bonds (g)
Series D-2A-1, Insured: AGM
0.577%, due 11/1/32	11,250,000	11,240,875
Series D-2A-1, Insured: AGM
0.827%, due 11/1/32	10,875,000	10,863,466
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series F2, Insured: FHA 542 (C)
0.60%, due 5/1/61 (g)	5,000,000	4,836,733
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series 2005B-4A
0.407%, due 1/1/32 (g)	4,500,000	4,501,447
		31,672,711

	Principal Amount	Value
Short-Term Municipal Notes
Ohio 1.6%
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (g)
2.10%, due 7/1/28 (b)	$ 4,000,000	$ 4,071,057
2.10%, due 10/1/28 (b)	10,000,000	10,179,645
2.40%, due 12/1/38	5,710,000	5,912,591
2.50%, due 11/1/42 (b)	2,500,000	2,658,642
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
0.29%, due 12/1/42 (g)	5,500,000	5,502,058
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series C
0.13%, due 1/15/51 (g)	3,500,000	3,500,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
0.46%, due 1/1/52 (g)	120,000	120,110
		31,944,103
Pennsylvania 1.1%
County of Allegheny PA, Unlimited General Obligation
Series C, Insured: AGM
0.638%, due 11/1/26 (g)	815,000	812,180
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
0.64%, due 11/1/37 (g)	13,110,000	13,092,332
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp., Revenue Bonds
Series B
1.80%, due 2/15/27 (g)	330,000	331,841
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Revenue Bonds
Series A
0.46%, due 6/1/41 (b)(g)	3,000,000	2,987,977
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
0.744%, due 7/1/27 (g)	2,625,000	2,589,665
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
0.42%, due 2/15/24 (g)	2,000,000	2,006,837
		21,820,832
Rhode Island 0.3%
Rhode Island Health and Educational Building Corp., Bryant University, Revenue Bonds
1.50%, due 6/1/44 (g)	5,820,000	5,820,000
South Carolina 0.1%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B
0.928%, due 10/1/48 (g)	2,180,000	2,192,166
Texas 1.5%
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Revenue Bonds
Series A
0.721%, due 11/15/46 (g)	4,000,000	4,010,819

	Principal Amount	Value
Short-Term Municipal Notes
Texas
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series B
0.96%, due 6/1/22 (g)	$ 300,000	$ 300,494
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (g)
0.61%, due 9/15/27	7,640,000	7,656,127
Series C
0.824%, due 9/15/27	18,000,000	18,008,246
		29,975,686
Virginia 0.2%
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds
1.70%, due 10/1/33 (g)	3,000,000	3,017,321
Washington 1.5%
County of King WA, Sewer, Revenue Bonds, Junior Lien
Series A
0.29%, due 1/1/40 (g)	20,000,000	20,007,642
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Revenue Bonds
1.11%, due 1/1/42 (g)	9,000,000	9,040,281
		29,047,923
Total Short-Term Municipal Notes (Cost $372,237,300)		372,287,176
Total Municipal Bonds (Cost $1,873,049,977)		1,861,776,950

Long-Term Bonds 0.1%
Corporate Bonds 0.1%
Entertainment 0.1%
Smithsonian Institution
0.895%, due 9/1/22	825,000	823,153
0.974%, due 9/1/23	800,000	788,273
		1,611,426
Healthcare-Services 0.0% ‡
Baptist Health Obligated Group
2.579%, due 12/1/22	350,000	351,591
2.679%, due 12/1/23	400,000	401,099
		752,690
Total Corporate Bonds (Cost $2,375,000)		2,364,116
Total Long-Term Bonds (Cost $2,375,000)		2,364,116

	Shares	Value
Closed-End Funds 1.0%
California 0.2%
Invesco California Value Municipal Income Trust, 1.11%, due 12/1/22 (c)(f)	5,000,000	$ 5,000,000
North Carolina 0.8%
Invesco Municipal Income Opportunities Trust II, 1.24%, due 12/1/22 (c)(f)	15,000,000	15,000,000
Total Closed-End Funds (Cost $20,000,000)		20,000,000
Total Investments (Cost $1,895,424,977)	95.1%	1,884,141,066
Other Assets, Less Liabilities	4.9	98,069,836
Net Assets	100.0%	$ 1,982,210,902

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(e)	Delayed delivery security.
(f)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
FHA—Federal Housing Administration
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program

UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,489,489,774	$ —	$ 1,489,489,774
Short-Term Municipal Notes	—	372,287,176	—	372,287,176
Total Municipal Bonds	—	1,861,776,950	—	1,861,776,950
Long-Term Bonds
Corporate Bonds	—	2,364,116	—	2,364,116
Total Corporate Bonds	—	2,364,116	—	2,364,116
Closed-End Funds	—	20,000,000	—	20,000,000
Total Investments in Securities	$ —	$ 1,884,141,066	$ —	$ 1,884,141,066

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments January 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2022, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of January 31, 2022, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
Investments in Affiliates (in 000s) During the period ended January 31, 2022, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Defensive ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 292	$ 3,353	$ (3,615)	$ —	$ —	$ 30	$ —(a)	$ —	30

(a)	Less than $500.

MainStay Conservative ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 708	$ 11,563	$ (12,019)	$ —	$ —	$ 252	$ —(a)	$ —	252

(a)	Less than $500.

MainStay Moderate ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,505	$ 24,929	$ (25,715)	$ —	$ —	$ 719	$ —(a)	$ —	719

(a)	Less than $500.

MainStay Growth ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 940	$ 10,708	$ (11,454)	$ —	$ —	$ 194	$ —(a)	$ —	194

(a)	Less than $500.

MainStay Equity ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 490	$ 7,475	$ (7,744)	$ —	$ —	$ 221	$ —(a)	$ —	221

(a)	Less than $500.

MainStay ESG Multi-Asset Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Candriam ESG International Equity ETF	$ —	$ 405	$ (59)	$ —	$ (8)	$ 338	$ 3	$ —	12
IQ Candriam ESG U.S. Equity ETF	—	763	(383)	(3)	10	387	2	—	10
MainStay U.S. Government Liquidity Fund	—	2,077	(1,993)	—	—	84	—(a)	—	84
	$ —	$ 3,245	$ (2,435)	$ (3)	$ 2	$ 809	$ 5	$ —

(a)	Less than $500.

MainStay CBRE Global Infrastructure Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,398	$ 216,559	$ (210,922)	$ —	$ —	$ 14,035	$ 1	$ —	14,035

MainStay CBRE Real Estate Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,422	$ 51,041	$ (52,283)	$ —	$ —	$ 1,180	$ —(a)	$ —	1,180

(a)	Less than $500.